Fidelity®

Intermediate Bond

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond	7.19%	13.84%	42.29%	100.13%
LB Int Govt/Credit Bond	7.33%	14.25%	44.07%	103.46%
Short-Intermediate Investment Grade Debt Funds Average	5.61%	11.45%	37.12%	87.99%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Intermediate Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 132 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Bond	13.84%	7.31%	7.18%
LB Int Govt/Credit Bond	14.25%	7.58%	7.36%
Short-Intermediate Investment Grade Debt Funds Average	11.45%	6.51%	6.51%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $20,013 - a 100.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Credit Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,346 - a 103.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2001	2001	2000	1999	1998	1997
Dividend returns	2.95%	6.90%	6.17%	6.13%	6.69%	6.61%
Capital returns	4.24%	4.76%	-4.73%	-0.10%	2.01%	-0.59%
Total returns	7.19%	11.66%	1.44%	6.03%	8.70%	6.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.69¢	28.78¢	60.40¢
Annualized dividend rate	5.27%	5.55%	5.93%
30-day annualized yield	4.78%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.47 over the past one month, $10.28 over the past six months and $10.18 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

A sharp downturn in the economy, deepened by the September 11 terrorist attacks, further exacerbated a flight to safety in bonds by risk-averse investors during the six-month period ending October 31, 2001. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 7.85%. The Federal Reserve Board reduced the fed funds target rate five times during the period - in addition to four cuts earlier in the year - in an effort to rescue the flailing economy. While short-term rates fell sharply, intermediate- and long-term rates didn't drop nearly as much, as investors began to anticipate an eventual economic recovery. A dramatic steepening in the Treasury yield curve resulted, with the spread between two- and 30-year bonds reaching levels not seen since the early 1990s. Early in the period, most spread sectors, particularly corporate bonds, performed well and garnered an edge over Treasuries, as investors shifted toward higher-yielding securities. Then on September 11, uncertainty and fear took over, inducing many market participants to abandon credit risk assets and hunker down in the highest-quality Treasuries and government agency securities. This move ensured top billing for these two asset classes during the period. Treasuries were further bolstered by the U.S. government's decision to discontinue future issuance of the 30-year bond, which sent its price soaring and its yield plummeting to the lowest level in nearly three years. The Lehman Brothers Treasury and U.S. Agency indexes returned 9.35% and 8.45%, respectively, followed by the Lehman Brothers Credit Bond and Mortgage-Backed Securities indexes, which returned 7.93% and 6.58%, respectively.

(Portfolio Manager photograph)
An interview with Ford O'Neil, Portfolio Manager of Fidelity Intermediate Bond Fund

Q. How did the fund perform, Ford?

A. For the six months that ended October 31, 2001, the fund returned 7.19%, topping the short-intermediate investment grade debt funds average tracked by Lipper Inc., which returned 5.61%. The Lehman Brothers Intermediate Government/Credit Bond Index returned 7.33% during the same time frame. For the one-year period that ended October 31, 2001, the fund returned 13.84%, while the Lipper average and Lehman Brothers index returned 11.45% and 14.25%, respectively.

Q. What drove fund returns during the six-month period?

A. Favorable security selection and effective yield-curve positioning were the main drivers of performance. On the whole, sector allocation was mixed. Emphasizing corporate bonds early in the period was key, as yield spreads tightened significantly relative to government issues, rebounding from historically wide levels despite having to absorb a record amount of supply. By holding mostly three- to seven-year issues, we were able to capitalize on the spread tightening and the positive price performance that was concentrated in this section of the yield curve. Moreover, the fund benefited from the sizable yield advantage it had over Treasuries, as well as my decision to pull back our corporate weighting during the summer as they continued to rally. This move sheltered us from the brunt of the yield spread widening that occurred in September as a result of the terrorist attacks. Although underweighted in Treasuries relative to the index, our positioning here also made a difference. Considering the dramatic curve steepening that occurred during the period, assuming a more bulleted structure - targeting specific positions that offered value, such as intermediate callable Treasury bonds - allowed us to take advantage of excess returns in that area of the curve. Having a slightly longer duration - a measure of how sensitive the fund's share price is to changing interest rates - than some of our competitors helped in light of the Federal Reserve Board's extended rate-cutting campaign.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What else played an important role in your corporate bond strategy?

A. We benefited from assuming a more conservative posture and intensifying our focus on improving credit quality and further diversifying the portfolio. Although good credit analysis enabled us to avoid several companies that encountered severe financial stress during the period, having a highly diverse portfolio helped partially protect us from credit events that were impossible to model, analyze or predict. Holding smaller positions in more securities helped by reducing our risk exposure and limiting our downside relative to the index and many of our peers. In terms of industry selection, we focused on the higher-quality names in defensive groups such as food, tobacco, utilities and banks, which performed well in a difficult environment. Adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and European issuers, was another important defensive strategy that helped. We also benefited from not having any airline, lodging and gaming bonds, as well as scant insurance, cyclical and technology exposure. We did hold a handful of names that stumbled, including Royal Caribbean Cruises and Dutch telecommunications company KPN, but they were small positions that had a minimal impact on performance.

Q. What were some of your other sector-level strategies?

A. Capturing some extra yield outside of the benchmark by holding modest positions in high-quality, short-term asset-backed and commercial mortgage-backed securities further aided returns. We weren't as fortunate, however, with our overall positioning in mortgage securities. Record low mortgage rates finally triggered a massive prepayment wave - where mortgages get prepaid at par, or face value - a big negative in a market where nearly all bonds now trade at a premium, or above par. I generally don't like taking positions outside of the benchmark if I don't feel there's a high probability of adding value, but, then again, I never envisioned the level of refinancing to hit record highs. The good news is, we held a diversified portfolio of mortgages including commercial mortgage obligations and commercial mortgage-backed securities for their strong cash-flow protection characteristics, and used them also as a way to limit prepayment risk.

Q. What's your outlook?

A. Although I'm less certain about the direction of intermediate- and long-term rates, I do realize that at the end of a Fed easing cycle, the front end of the yield curve - or the two- to five-year part of the curve - historically overshoots and often trades at levels at or below the fed funds rate, which usually leads to significant future underperformance of that asset class. That said, it's my inclination to try and hold more short-term securities, such as one-year Treasury bills and floating-rate securities, and more intermediate securities. I feel it makes sense to start to reduce exposure to the front end of the curve given the unsustainable level of rates there. I also feel that we should continue to own mortgages, with the belief that the current level of refinancing may be unsustainable. Corporates are still the cheapest asset class in the index by far, but security selection and diversification will likely remain critical to good performance in that sector going forward.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income by investing mainly in investment-grade debt securities while normally maintaining an average maturity between three and 10 years

Fund number: 032

Trading symbol: FTHRX

Start date: May 23, 1975

Size: as of October 31, 2001, more than $4.8 billion

Manager: Ford O'Neil, since 1998; co-manager, VIP: Asset Manager and Asset Manager: Growth Portfolios, since October 2001; manager, several Fidelity bond funds; joined Fidelity in 1990

Ford O'Neil on historic Fed moves and interest-rate levels:

"Federal Reserve policy makers during the past year have shown their determination to put in place a stimulatory monetary policy, and low inflation is providing it with greater scope in doing so.

"Prior to the tragic events of September 11, the Fed was still in an easing phase, though the pace of the rate cuts was slowing with the economy showing some evidence of bottoming. Following the attacks, the Fed shifted back into a more forceful easing mode to prevent uncertainty from pushing an already fragile economy over the edge.

"Thus far in 2001, the Fed has reduced the fed funds target rate nine times from 6.50% to 2.50%, the lowest level since the 1960s. This amount of Fed easing has, in turn, led to historically low levels of Treasury yields. We haven't seen this number of Fed actions since 1991, and the magnitude of the drop - 400 basis points - is unprecedented in any calendar year, which is particularly astonishing when you think about how high fed funds rates were in the 1980s and early 1990s. The Fed's aggressive actions on the front end of the curve also have significantly lowered borrowing costs for both corporations and individuals. The prime rate, for instance, hasn't been at this level since the 1970s, and mortgage rates are close to all-time lows."

Semiannual Report

Investment Changes

Quality Diversification as of October 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	40.4	37.2
Aa	9.8	10.3
A	21.7	22.0
Baa	22.2	21.8
Ba and Below	0.8	0.9
Not Rated	0.6	1.2

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of October 31, 2001
6 months ago
Years	5.7	5.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2001
6 months ago
Years	3.5	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Corporate Bonds 48.7%		Corporate Bonds 50.7%
	U.S. Government and Government Agency Obligations 26.3%		U.S. Government and Government Agency Obligations 26.8%
	Asset-Backed Securities 9.6%		Asset-Backed Securities 9.2%
	CMOs and Other Mortgage Related Securities 7.0%		CMOs and Other Mortgage Related Securities 5.8%
	Other Investments 2.8%		Other Investments 3.2%
	Short-Term Investments and Net Other Assets 5.6%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	12.9%	** Foreign investments	13.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.3%
DaimlerChrysler North America Holding Corp.:
7.4% 1/20/05	A3	$ 6,000	$ 6,202
7.75% 6/15/05	A3	8,000	8,389
			14,591
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Ba2	4,310	2,931
Household Durables - 0.2%
Black & Decker Corp. 7.125% 6/1/11	Baa2	9,000	9,369
Media - 2.6%
AOL Time Warner, Inc. 6.75% 4/15/11	Baa1	17,000	17,696
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	9,050	9,249
Chancellor Media Corp. 8% 11/1/08	Ba1	10,220	10,616
Clear Channel Communications, Inc.:
6% 11/1/06	Baa3	5,000	5,057
7.875% 6/15/05	Baa3	4,235	4,564
Continental Cablevision, Inc.:
8.3% 5/15/06	Baa1	11,501	12,834
9% 9/1/08	Baa1	8,000	9,278
Cox Communications, Inc. 6.5% 11/15/02	Baa2	1,500	1,549
Hearst-Argyle Television, Inc. 7% 11/15/07	Baa3	6,500	6,471
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	9,900	10,678
8.5% 2/15/05	Baa3	4,000	4,365
News America, Inc. 6.625% 1/9/08	Baa3	4,623	4,758
TCI Communications, Inc.:
8% 8/1/05	Baa1	2,748	3,019
8.65% 9/15/04	Baa1	2,000	2,213
9.8% 2/1/12	Baa1	9,397	11,513
Viacom, Inc. 6.4% 1/30/06	A3	12,000	12,788
			126,648
Multiline Retail - 0.4%
Dayton Hudson Corp. 9.75% 7/1/02	A2	2,200	2,294
Federated Department Stores, Inc.:
6.79% 7/15/27	Baa1	9,300	9,725
8.125% 10/15/02	Baa1	6,535	6,806
			18,825
TOTAL CONSUMER DISCRETIONARY			172,364
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - 3.2%
Food & Drug Retailing - 0.7%
Delhaize America, Inc. 8.125% 4/15/11 (d)	Baa3	$ 6,185	$ 7,017
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	8,000	8,582
Kroger Co. 8.05% 2/1/10	Baa3	10,635	12,131
Safeway, Inc. 3.625% 11/5/03	Baa2	7,500	7,496
			35,226
Food Products - 1.3%
ConAgra Foods, Inc.:
5.5% 10/15/02	Baa1	12,000	12,279
7.875% 9/15/10	Baa1	11,750	13,442
Kellogg Co. 6% 4/1/06	Baa2	14,850	15,585
Nabisco, Inc. 6.85% 6/15/05	A2	8,750	9,353
Sara Lee Corp. 6.25% 9/15/11	A3	10,675	11,244
			61,903
Household Products - 0.3%
Fort James Corp.:
6.5% 9/15/02	Baa3	11,950	12,090
6.625% 9/15/04	Baa3	525	530
			12,620
Tobacco - 0.9%
Imperial Tobacco Overseas BV 7.125% 4/1/09	Baa2	9,500	9,946
Philip Morris Companies, Inc. 7% 7/15/05	A2	17,250	18,727
RJ Reynolds Tobacco Holdings, Inc.:
7.375% 5/15/03	Baa2	5,125	5,341
7.75% 5/15/06	Baa2	9,000	9,645
			43,659
TOTAL CONSUMER STAPLES			153,408
ENERGY - 1.9%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc. 5.8% 2/15/03	A2	7,800	8,058
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (d)	Baa1	15,193	16,377
			24,435
Oil & Gas - 1.4%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	13,450	14,115
Phillips Petroleum Co.:
8.5% 5/25/05	A3	3,500	3,901
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Phillips Petroleum Co.: - continued
8.75% 5/25/10	A3	$ 12,500	$ 14,783
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	6,295	6,920
The Coastal Corp.:
6.2% 5/15/04	Baa2	8,500	8,803
9.625% 5/15/12	Baa2	7,210	8,791
Union Pacific Resources Group, Inc. 7% 10/15/06	Baa1	10,000	10,783
			68,096
TOTAL ENERGY			92,531
FINANCIALS - 27.7%
Banks - 9.9%
Abbey National First Capital BV yankee 8.2% 10/15/04	Aa3	4,900	5,526
Australia & New Zealand Banking Group Ltd. yankee 6.25% 2/1/04	A1	15,995	16,861
Banc One Corp. 7.6% 5/1/07	A1	10,000	11,116
Bank of America Corp. 7.8% 2/15/10	Aa3	27,240	30,550
Bank of Montreal 6.1% 9/15/05	A1	3,000	3,152
Bank of New York Co., Inc. 8.5% 12/15/04	A1	9,750	10,804
Bank One Corp.:
6.5% 2/1/06	Aa3	610	649
7.625% 8/1/05	Aa3	1,390	1,534
BankAmerica Corp. 5.75% 3/1/04	Aa2	5,000	5,261
BankBoston Corp. 6.625% 12/1/05	A3	8,800	9,437
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa2	16,000	18,501
Capital One Bank:
6.375% 2/15/03	Baa2	9,860	10,050
6.48% 6/28/02	Baa2	7,975	8,062
6.65% 3/15/04	Baa3	12,500	12,751
CIT Group, Inc. 5.625% 5/17/04	A2	12,000	12,458
Crestar Finanical Corp. 8.75% 11/15/04	A2	7,100	8,019
Den Danske Bank AS 6.375% 6/15/08 (d)(g)	Aa3	15,800	16,411
Den Danske Bank Group AS yankee 7.25% 6/15/05 (d)	Aa3	10,670	11,568
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (d)	Caa2	7,136	6,851
Fifth Third Bank, Cincinnati 6.75% 7/15/05	Aa3	9,550	10,246
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
First National Boston Corp. 7.375% 9/15/06	A2	$ 4,950	$ 5,487
First Tennessee National Corp. 6.75% 11/15/05	A3	7,020	7,485
First Union Corp.:
7.55% 8/18/05	A1	6,050	6,692
7.7% 2/15/05	A1	11,905	13,030
FleetBoston Financial Corp. 7.25% 9/15/05	A2	18,450	20,235
H.F. Ahmanson & Co. 7.875% 9/1/04	Baa1	1,250	1,370
Home Savings of America FSB 6.5% 8/15/04	A3	9,550	10,143
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	17,415	18,008
Key Bank NA 5.8% 4/1/04	A1	7,000	7,310
Korea Development Bank 7.375% 9/17/04	Baa2	7,890	8,518
Long Island Savings Bank FSB 7% 6/13/02	Baa2	10,700	10,937
MBNA Corp. 6.34% 6/2/03	Baa2	2,900	2,943
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	A1	7,000	7,807
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	12,000	12,826
Midland Bank PLC yankee 8.625% 12/15/04	Aa3	9,750	11,018
National Australia Bank Ltd. yankee:
6.4% 12/10/07 (g)	A1	9,875	10,131
6.6% 12/10/07	A1	10,000	10,778
NationsBank Corp. 6.5% 8/15/03	Aa3	4,000	4,223
Norwest Corp. 6.5% 6/1/05	Aa2	5,000	5,374
PNC Bank NA, Pittsburgh 7.875% 4/15/05	A2	5,195	5,736
PNC Funding Corp. 5.75% 8/1/06	A2	6,925	7,204
Providian National Bank 6.75% 3/15/02	Baa3	2,740	2,466
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A2	6,625	6,962
8.817% 3/31/49	A1	5,450	6,049
9.118% 3/31/49	A1	15,815	18,630
Swiss Bank Corp. 6.75% 7/15/05	Aa3	4,000	4,300
U.S. Bank NA, Minnesota 5.7% 12/15/08	A1	15,750	15,979
Union Planters Corp. 7.75% 3/1/11	Baa2	3,980	4,376
Wachovia Corp.:
6.7% 6/21/04	A1	10,000	10,767
6.925% 10/15/03	A1	7,750	8,279
Wells Fargo & Co. 7.25% 8/24/05	Aa2	2,250	2,501
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	4,000	4,527
			481,898
Diversified Financials - 15.0%
Abbey National PLC 6.69% 10/17/05	Aa3	3,280	3,535
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust 6.817% 5/23/11	A2	$ 8,400	$ 8,370
American Gen. Finance Corp. 5.875% 7/14/06	A2	12,500	12,988
Amvescap PLC yankee:
6.375% 5/15/03	A2	15,650	16,349
6.6% 5/15/05	A2	10,785	11,383
Associates Corp. of North America:
5.8% 4/20/04	Aa1	6,750	7,086
7.75% 2/15/05	Aa1	6,910	7,649
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	12,300	13,262
Chase Manhattan Corp.:
5.75% 4/15/04	Aa3	7,200	7,531
6.375% 4/1/08	A1	3,500	3,704
7.25% 6/1/07	A1	6,303	7,009
CIT Group, Inc. 7.125% 10/15/04	A2	1,700	1,833
Citigroup, Inc.:
6.5% 1/18/11	Aa1	10,000	10,654
7.25% 10/1/10	Aa2	18,500	20,493
Conoco Funding Co.:
5.45% 10/15/06	Baa1	14,340	14,468
6.35% 10/15/11	Baa1	8,135	8,228
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	13,000	13,317
6.935% 7/16/07	A3	15,000	16,103
Duke Capital Corp. 7.5% 10/1/09	A3	8,205	9,123
Ford Motor Credit Co.:
6.5% 1/25/07	A2	9,540	9,558
6.875% 2/1/06	A2	15,700	16,075
7.375% 10/28/09	A2	21,150	21,474
7.5% 3/15/05	A2	3,500	3,639
7.6% 8/1/05	A2	3,650	3,815
7.875% 6/15/10	A2	18,000	18,862
Foster's Finance Corp. 6.875% 6/15/11 (d)	Baa1	8,000	8,602
General Motors Acceptance Corp.:
6.125% 9/15/06	A2	7,420	7,400
6.38% 1/30/04	A2	4,430	4,546
6.75% 1/15/06	A2	34,000	34,651
Goldman Sachs Group LP:
6.6% 7/15/02 (d)	A1	4,200	4,291
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group LP: - continued
7.875% 1/15/03 (d)	A1	$ 3,000	$ 3,152
Goldman Sachs Group, Inc. 7.625% 8/17/05	A1	4,000	4,390
H.J. Heinz Finance Co. 6.625% 7/15/11 (d)	A2	17,000	18,339
Household Finance Corp.:
6.5% 1/24/06	A2	10,355	10,946
8% 5/9/05	A2	2,220	2,449
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A1	5,000	5,922
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	8,925	10,007
J.P. Morgan Chase & Co.:
5.625% 8/15/06	Aa3	12,555	13,095
6.75% 2/1/11	A1	8,000	8,455
Legg Mason, Inc. 6.75% 7/2/08	Baa1	17,000	17,860
Lehman Brothers Holdings, Inc. 6.25% 5/15/06	A2	10,110	10,587
Mellon Funding Corp. 7.5% 6/15/05	A1	13,200	14,676
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	19,250	20,508
Morgan Stanley Dean Witter & Co.:
6.1% 4/15/06	Aa3	19,800	20,762
7.75% 6/15/05	Aa3	12,250	13,468
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	6,000	6,397
NiSource Finance Corp.:
7.5% 11/15/03	Baa2	8,625	9,238
7.625% 11/15/05	Baa2	1,500	1,644
7.875% 11/15/10	Baa2	10,660	12,061
Popular North America, Inc.:
6.125% 10/15/06	A3	10,590	10,620
6.625% 10/27/02	A3	5,000	5,116
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	20,805	22,366
Reed Elsevier Capital, Inc. 6.75% 8/1/11	A3	11,025	11,637
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	Aa1	10,500	11,257
Scotland International Finance No. 2 BV yankee:
7.7% 8/15/10 (d)	Aa3	8,000	9,200
8.8% 1/27/04 (d)	Aa3	5,250	5,797
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	7,425	7,551
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (d)	A1	9,000	9,757
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Sprint Capital Corp.:
6% 1/15/07 (d)	Baa1	$ 7,500	$ 7,464
6.125% 11/15/08	Baa1	10,500	10,396
7.625% 1/30/11	Baa1	2,400	2,547
State Street Corp. 7.65% 6/15/10	A1	3,000	3,422
Textron Financial Corp. 7.125% 12/9/04	A2	12,675	13,164
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	14,146	14,005
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	13,500	13,722
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	16,400	19,007
Unilever Capital Corp. 6.875% 11/1/05	A1	10,000	10,908
Wells Fargo Financial, Inc. 5.875% 8/15/08	Aa2	12,250	12,681
			730,571
Insurance - 1.2%
American General Corp. 6.25% 3/15/03	Aa2	11,000	11,399
Metropolitan Life Insurance Co.:
6.3% 11/1/03 (d)	A1	4,500	4,707
7% 11/1/05 (d)	A1	5,000	5,391
New York Life Insurance Co. 6.4% 12/15/03 (d)	Aa3	10,000	10,620
The St. Paul Companies, Inc. 8.125% 4/15/10	A1	5,800	6,578
Western National Corp. 7.125% 2/15/04	Aa2	18,430	19,815
			58,510
Real Estate - 1.6%
AMB Property LP 7.2% 12/15/05	Baa1	4,705	5,018
Arden Realty LP 8.875% 3/1/05	Baa3	12,465	13,494
AvalonBay Communities, Inc. 6.58% 2/15/04	Baa1	6,635	6,838
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	6,060	6,361
CenterPoint Properties Trust 7.125% 3/15/04	Baa2	9,000	9,235
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	11,700	12,303
EOP Operating LP:
6.5% 1/15/04	Baa1	3,125	3,295
6.763% 6/15/07	Baa1	4,700	4,910
7.375% 11/15/03	Baa1	4,400	4,671
7.75% 11/15/07	Baa1	6,400	7,089
Merry Land & Investment Co., Inc. 6.875% 11/1/03	A3	5,605	5,902
			79,116
TOTAL FINANCIALS			1,350,095
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Pharmacia Corp. 5.75% 12/1/05	A1	$ 16,000	$ 16,814
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.5%
Raytheon Co.:
7.9% 3/1/03	Baa3	17,690	18,656
8.2% 3/1/06	Baa3	4,500	4,994
			23,650
Air Freight & Couriers - 0.2%
FedEx Corp.:
6.875% 2/15/06	Baa2	4,000	4,212
7.25% 2/15/11	Baa2	4,250	4,418
			8,630
Airlines - 0.2%
Continental Airlines, Inc. pass thru trust certificate:
7.42% 10/1/08	Ba1	6,167	5,284
7.434% 3/15/06	Ba1	2,665	2,181
7.73% 9/15/12	Ba1	881	795
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A2	2,340	2,449
7.779% 11/18/05	Baa3	1,500	1,535
			12,244
Machinery - 0.4%
Tyco International Group SA yankee:
6.375% 6/15/05	Baa1	2,140	2,249
6.375% 2/15/06	Baa1	10,000	10,498
6.75% 2/15/11	Baa1	6,000	6,395
			19,142
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	19,000	19,770
Canadian National Railway Co. yankee:
6.375% 10/15/11	Baa2	12,000	12,525
6.625% 5/15/03	Baa2	8,000	8,357
CSX Corp.:
6.46% 6/22/05	Baa2	5,000	5,287
6.75% 3/15/11	Baa2	10,000	10,475
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp. 6.75% 2/15/11	Baa1	$ 5,610	$ 5,973
Union Pacific Corp. 5.75% 10/15/07	Baa3	7,300	7,428
			69,815
TOTAL INDUSTRIALS			133,481
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Nortel Networks Corp. yankee 6.125% 2/15/06	Baa2	7,585	5,878
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	9,200	9,481
TOTAL INFORMATION TECHNOLOGY			15,359
MATERIALS - 0.4%
Paper & Forest Products - 0.4%
Abitibi-Consolidated, Inc. yankee:
8.3% 8/1/05	Baa3	3,380	3,593
8.55% 8/1/10	Baa3	12,285	13,042
			16,635
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T Corp. 5.625% 3/15/04	A3	6,900	7,084
British Telecommunications PLC:
8.375% 12/15/10	Baa1	12,750	14,448
8.875% 12/15/30	Baa1	7,300	8,619
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (d)	Baa1	9,200	10,511
Citizens Communications Co.:
8.5% 5/15/06	Baa2	8,400	9,094
9.25% 5/15/11	Baa2	8,585	9,676
Deutsche Telekom International Finance BV 7.75% 6/15/05	A3	4,000	4,315
Koninklijke KPN NV yankee:
7.5% 10/1/05	Baa3	5,000	4,236
8% 10/1/10	Baa3	14,500	12,344
SBC Communications, Inc. 5.75% 5/2/06	Aa3	10,450	10,902
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	12,850	13,268
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.75% 9/15/10	A2	$ 11,750	$ 12,792
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	3,900	4,066
TELUS Corp. yankee:
7.5% 6/1/07	Baa2	8,150	8,696
8% 6/1/11	Baa2	12,915	14,143
WorldCom, Inc. 8.25% 5/15/31	A3	6,000	6,141
			150,335
UTILITIES - 5.2%
Electric Utilities - 3.9%
Avon Energy Partners Holdings 6.73% 12/11/02 (d)	Baa2	18,500	19,032
Calpine Corp. 8.5% 2/15/11	Baa3	7,400	7,474
Dominion Resources, Inc. 7.6% 7/15/03	Baa1	6,280	6,684
Exelon Generation Co. LLC 6.95% 6/15/11 (d)	Baa1	14,000	14,410
Florida Power & Light Co. 6.875% 12/1/05	Aa3	10,445	11,325
Israel Electric Corp. Ltd. 8.25% 10/15/09 (d)	A3	18,530	20,410
Niagara Mohawk Power Corp.:
7.375% 8/1/03	Baa2	12,450	13,197
7.75% 5/15/06	Baa2	4,000	4,390
8% 6/1/04	Baa2	9,069	9,853
8.875% 5/15/07	Baa3	2,485	2,791
Philadelphia Electric Co. 6.5% 5/1/03	A2	4,800	5,023
PPL Electric Utilities Corp.:
5.875% 8/15/07	A3	7,910	8,209
6.25% 8/15/09	A3	10,265	10,726
Progress Energy, Inc. 6.75% 3/1/06	Baa1	14,500	15,520
PSI Energy, Inc. 6.65% 6/15/06 (d)	A3	7,250	7,540
Public Service Electric & Gas Co. 6.125% 8/1/02	A3	5,800	5,921
Texas Utilities Electric Co. 8.125% 2/1/02	A3	6,000	6,069
TXU Corp. 6.375% 6/15/06	Baa3	7,620	7,913
Wisconsin Energy Corp. 6.5% 4/1/11	A2	11,800	12,400
			188,887
Gas Utilities - 1.2%
Consolidated Natural Gas Co.:
5.75% 8/1/03	A3	5,180	5,385
7.375% 4/1/05	A3	7,500	8,183
Dynegy Holdings, Inc. 6.875% 4/1/11	Baa2	5,000	5,123
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - continued
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	$ 9,700	$ 10,674
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	8,000	8,645
Sempra Energy 7.95% 3/1/10	A2	10,000	10,707
Sonat, Inc. 6.875% 6/1/05	Baa2	6,755	7,014
Southwest Gas Corp. 9.75% 6/15/02	Baa2	3,840	3,967
			59,698
Multi-Utilities - 0.1%
Williams Companies, Inc. 7.125% 9/1/11	Baa2	6,000	6,223
TOTAL UTILITIES			254,808
TOTAL NONCONVERTIBLE BONDS (Cost $2,250,932)			2,355,830
U.S. Government and Government Agency Obligations - 19.1%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
5.5% 2/15/06	Aaa	40,710	43,344
5.5% 5/2/06	Aa2	14,890	15,716
6% 12/15/05	Aaa	4,420	4,775
6.25% 2/1/11	Aa2	5,915	6,392
6.5% 8/15/04	Aaa	36,415	39,618
7% 7/15/05	Aaa	15,080	16,840
Federal Farm Credit Bank 5.54% 9/10/03	Aaa	1,000	1,047
Federal Home Loan Bank:
5.125% 9/15/03	Aaa	4,885	5,109
6.5% 8/15/07	Aaa	20,000	22,350
Financing Corp. - coupon STRIPS:
0% 12/6/03	Aaa	2,168	2,031
0% 10/5/05	Aaa	1,000	860
Freddie Mac:
5.25% 2/15/04	Aaa	2,930	3,081
5.85% 2/21/06	Aaa	2,425	2,614
5.875% 3/21/11	Aa2	4,085	4,303
7% 7/15/05	Aaa	14,595	16,299
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	$ 2,230	$ 2,285
Series 1993-D, 5.23% 5/15/05	Aaa	1,861	1,914
Series 1995-A, 6.28% 6/15/04	Aaa	12,005	12,432
Series 1996-A, 6.55% 6/15/04	Aaa	6,159	6,400
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-B, 7.5% 1/26/06	Aaa	1,689	1,832
Series 1997-A, 6.104% 7/15/03	Aaa	6,667	6,853
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	Aaa	5,401	5,615
Series 1996-A1, 6.726% 9/15/10	-	13,304	14,442
Series 1998-196A, 5.926% 6/15/05	-	6,392	6,746
Private Export Funding Corp. secured:
5.31% 11/15/03 (d)	Aaa	5,185	5,406
5.8% 2/1/04	Aaa	8,500	8,757
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	Aaa	2,917	3,110
6.625% 8/15/03	Aaa	15,800	16,824
Student Loan Marketing Association:
4.75% 4/23/04	Aaa	17,500	18,233
5.25% 3/15/06	Aaa	22,000	23,200
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	Aaa	3,715	3,884
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			322,312
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds:
11.25% 2/15/15	Aaa	29,000	47,687
12% 8/15/13	Aaa	115,350	168,853
14% 11/15/11	Aaa	22,418	33,014
U.S. Treasury Notes:
5% 2/15/11	Aaa	45,700	48,221
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.625% 5/15/08	Aaa	$ 118,815	$ 130,176
5.75% 11/15/05	Aaa	58,900	64,090
6.5% 2/15/10	Aaa	100,000	116,016
TOTAL U.S. TREASURY OBLIGATIONS			608,057
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $873,203)			930,369
U.S. Government Agency - Mortgage Securities - 7.2%

Fannie Mae - 5.6%
6.5% 3/1/13 to 6/1/31	Aaa	139,165	143,973
7% 7/1/25 to 5/1/29	Aaa	2,773	2,895
7% 11/1/31 (e)	Aaa	19,031	19,834
7.5% 8/1/13 to 10/1/31 (f)	Aaa	104,014	109,026
12.5% 4/1/14 to 8/1/15	Aaa	124	146
TOTAL FANNIE MAE			275,874
Freddie Mac - 0.9%
7% 9/1/06 to 7/1/13	Aaa	11,341	11,964
7.5% 4/1/07 to 11/1/30	Aaa	28,943	30,469
8.5% 6/1/13	Aaa	16	17
TOTAL FREDDIE MAC			42,450
Government National Mortgage Association - 0.7%
7.5% 3/15/28	Aaa	426	449
8% 7/15/17 to 8/15/30	Aaa	30,446	32,722
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			33,171
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $339,131)			351,495
Asset-Backed Securities - 9.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
American Express Master Trust 5.9% 4/15/04	Aaa	$ 13,775	$ 14,418
Americredit Automobile Receivables Trust:
5.01% 7/14/08	Aaa	15,000	15,450
5.37% 6/12/08	Aaa	10,000	10,403
7.02% 12/15/05	Aaa	8,000	8,456
ANRC Auto Owner Trust 6.75% 12/15/03	Aaa	7,816	7,916
BankAmerica Manufacturing Housing Contract Trust V:
6.11% 1/10/08	Aaa	2,370	2,374
6.2% 4/10/09	Aaa	7,930	8,027
BMW Vehicle Owner Trust 4.7% 3/25/05	Aaa	8,700	8,945
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	8,572	8,574
Capital One Master Trust:
5.45% 3/16/09	Aaa	9,000	9,384
7.1% 4/17/06	Aaa	1,215	1,281
Chase Manhattan Auto Owner Trust 6.21% 12/15/04	Aaa	15,000	15,622
Chevy Chase Auto Receivables Trust 6.2% 3/20/04	Aaa	1,011	1,015
CIT Marine Trust 5.8% 4/15/10	Aaa	4,796	4,893
Citibank Credit Card Master Trust I:
0% 8/15/06	Aaa	29,020	26,186
5.3% 1/9/06	Aaa	7,610	7,945
CPS Auto Grantor Trust 6.55% 8/15/02	Aaa	273	273
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	20,665	21,388
Dayton Hudson Credit Card Master Trust 5.9% 5/25/06	Aaa	7,500	7,848
Discover Card Master Trust I:
5.6% 5/16/06	Aaa	22,695	23,777
5.85% 1/17/06	Aaa	17,000	17,810
Fidelity Funding Auto Trust 6.99% 11/15/02 (d)	Aaa	100	100
Ford Credit Auto Owner Trust:
7.03% 11/15/03	Aaa	8,612	8,790
7.09% 11/17/03	Aaa	9,341	9,602
Green Tree Financial Corp. 6.68% 1/15/29	AAA	10,968	11,288
Honda Auto Receivables Owner Trust 5.36% 9/20/04	Aaa	16,500	17,053
Household Private Label Credit Card Master Trust I 4.95% 6/16/08	Aaa	18,000	18,637
Key Auto Finance Trust 6.65% 10/15/03	Baa3	156	158
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MBNA Master Credit Card Trust II:
6.4% 1/18/05	Aaa	$ 7,000	$ 7,221
6.9% 1/15/08	Aaa	8,065	8,884
Navistar Financial Owner Trust:
7.2% 5/17/04	Aaa	7,500	7,700
7.34% 1/15/07	Aaa	9,000	9,650
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 4.0788% 2/5/03 (d)(g)	Baa2	1,415	1,412
PP&L Transition Bonds LLC:
6.6% 3/25/05	Aaa	6,900	7,112
6.72% 12/26/05	Aaa	17,000	18,077
Prime Credit Card Master Trust 6.7% 10/15/09	Aaa	21,250	22,946
Railcar Trust 7.75% 6/1/04	Aaa	5,735	6,106
Sears Credit Account Master Trust II:
7% 7/15/08	Aaa	26,750	28,430
7.25% 11/15/07	Aaa	10,000	10,675
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	1,913	1,942
Wells Fargo Auto Trust 4.68% 2/15/05	Aaa	10,000	10,266
West Penn Funding LLC 6.63% 12/26/05	Aaa	3,556	3,706
WFS Financial Owner Trust:
5.7% 11/20/03	Aaa	15,500	15,733
7.75% 11/20/04	Aaa	7,000	7,239
TOTAL ASSET-BACKED SECURITIES (Cost $436,990)			454,712
Collateralized Mortgage Obligations - 1.7%

U.S. Government Agency - 1.7%
Fannie Mae:
REMIC planned amortization class:
Series 1993-206 Class KA, 6.5% 12/25/22	Aaa	18,631	19,760
Series 1994-63 Class PH, 7% 6/25/23	Aaa	10,855	11,622
Series 2001-53 Class PE, 6.5% 8/31/31	Aaa	17,000	17,998
sequential pay Series 1998-44 Class A, 6.5% 2/18/25	Aaa	18,056	18,654
Freddie Mac sequential pay:
Series 2122 Class L, 6% 11/15/26	Aaa	7,400	7,629
Series 2355 Class AE, 6% 9/15/31	Aaa	5,000	5,197
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,172)			80,860
Commercial Mortgage Securities - 4.9%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (d)	Aaa	$ 954	$ 961
Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	19,703	21,255
Bankers Trust II floater Series 1999-S1A Class D, 5.77% 2/28/14 (d)(g)	Aa2	11,499	11,499
COMM floater Series 2000-FL3A Class C, 3.285% 11/15/12 (d)(g)	Aaa	10,000	9,975
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	12,782	13,787
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	7,816	8,119
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.0838% 1/10/13 (d)(g)	Aa1	1,663	1,657
Class E, 4.4338% 1/10/13 (d)(g)	Baa1	15,000	14,934
sequential pay:
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	3,435	3,430
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	9,357	10,277
Series 2001-CK3 Class A2, 6.04% 6/15/34	Aaa	11,900	12,428
Series 1997-SPICE Class D, 7.332% 4/20/08 (d)	-	7,500	7,500
Series 2001-CP4 Class AX, 0.9696% 12/15/35 (d)(h)	AAA	173,646	8,782
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	10,000	10,019
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	10,609	11,684
First Union National Bank Commercial Mortgage Trust Series 2001-C3 Class X1, 0.5761% 8/15/23 (d)(h)	Aaa	83,391	3,088
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 1/15/11 (d)	Baa3	6,500	6,541
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (d)	Aaa	$ 2,801	$ 2,801
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (d)	Aaa	7,154	7,718
JP Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	Aaa	7,091	7,703
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class A, 6.029% 5/30/30 (d)	AAA	9,043	9,416
Morgan Stanley Capital I, Inc. sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (d)	Aaa	18,845	20,741
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	5,000	5,334
Series 1 Class C1, 6.762% 11/15/04 (d)	A2	20,000	21,181
Trizechahn Office Properties Trust Series 2001-TZHA Class C3, 6.522% 3/15/08 (d)	A2	8,400	8,723
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $231,646)			239,553
Complex Mortgage Securities - 0.1%

Interest Only - 0.1%
Ge Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5583% 5/15/33 (d)(g)(h) (Cost $4,596)	Aaa	97,445	4,077
Foreign Government and Government Agency Obligations (i) - 2.8%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Alberta Province 4.875% 10/29/03	Aa1	$ 7,500	$ 7,775
Chilean Republic 7.125% 1/11/12	Baa1	11,070	11,347
Malaysian Government:
7.5% 7/15/11	Baa2	3,905	4,079
yankee 8.75% 6/1/09	Baa2	6,245	7,099
Manitoba Province yankee 5.5% 10/1/08	Aa1	15,000	15,730
Nova Scotia Province yankee 9.375% 7/15/02	A3	12,033	12,582
Ontario Province 7% 8/4/05	Aa3	6,000	6,622
Quebec Province:
5.75% 2/15/09	A1	19,500	20,442
7% 1/30/07	A1	9,500	10,563
yankee 6.5% 1/17/06	A1	21,250	23,330
United Mexican States:
8.375% 1/14/11	Baa3	8,500	8,670
8.5% 2/1/06	Baa3	7,850	8,380
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $129,249)			136,619
Fixed-Income Funds - 1.0%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $50,000)	5,000,000	50,000
Cash Equivalents - 4.3%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 2.63%, dated 10/31/01 due 11/1/01 (Cost $208,925)	$ 208,940	208,925
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $4,602,844)		4,812,440
NET OTHER ASSETS - 1.2%		56,282
NET ASSETS - 100%		$ 4,868,722
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $412,509,000 or 8.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	70.6%	AAA, AA, A	64.8%
Baa	22.2%	BBB	23.4%
Ba	0.6%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.1%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%. The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.1%
Canada	4.3
United Kingdom	3.1
Netherlands	1.0
Others (individually less than 1%)	4.5
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $2,037,730,000 and $1,521,652,000, respectively, of which long-term U.S. government and government agency obligations aggregated $710,458,000 and $632,724,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $11,456,000. The weighted average interest rate was 3.87%. Interest earned from the interfund lending program amounted to $6,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,612,669,000. Net unrealized appreciation aggregated $199,771,000, of which $213,828,000 related to appreciated investment securities and $14,057,000 related to depreciation investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $64,632,000 of which $7,401,000, $5,813,000, $23,584,000 and $27,834,000 will expire on April 30, 2005, 2006, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $208,925) (cost $4,602,844) - See accompanying schedule		$ 4,812,440
Commitment to sell securities on a delayed delivery basis	$ (92,028)
Receivable for securities sold on a delayed delivery basis	91,589	(439)
Receivable for investments sold, regular delivery		25,451
Cash		763
Receivable for fund shares sold		20,686
Interest receivable		64,008
Other receivables		12
Total assets		4,922,921
Liabilities
Payable for investments purchased Regular delivery	21,767
Delayed delivery	19,662
Payable for fund shares redeemed	9,685
Distributions payable	507
Accrued management fee	1,694
Other payables and accrued expenses	884
Total liabilities		54,199
Net Assets		$ 4,868,722
Net Assets consist of:
Paid in capital		$ 4,716,036
Undistributed net investment income		5,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,806)
Net unrealized appreciation (depreciation) on investments		209,160
Net Assets, for 461,153 shares outstanding		$ 4,868,722
Net Asset Value, offering price and redemption price per share ($4,868,722 ÷ 461,153 shares)		$10.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Interest		$ 135,941
Security lending		128
Total income		136,069
Expenses
Management fee	$ 9,198
Transfer agent fees	3,258
Accounting and security lending fees	317
Non-interested trustees' compensation	6
Custodian fees and expenses	69
Registration fees	166
Audit	21
Legal	9
Total expenses before reductions	13,044
Expense reductions	(193)	12,851
Net investment income		123,218
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		28,173
Change in net unrealized appreciation (depreciation) on:
Investment securities	151,154
Delayed delivery commitments	(439)	150,715
Net gain (loss)		178,888
Net increase (decrease) in net assets resulting from operations		$ 302,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 123,218	$ 221,641
Net realized gain (loss)	28,173	582
Change in net unrealized appreciation (depreciation)	150,715	150,088
Net increase (decrease) in net assets resulting from operations	302,106	372,311
Distributions to shareholders from net investment income	(119,884)	(219,721)
Share transactions Net proceeds from sales of shares	1,253,335	1,785,398
Reinvestment of distributions	116,212	211,604
Cost of shares redeemed	(623,256)	(1,408,755)
Net increase (decrease) in net assets resulting from share transactions	746,291	588,247
Total increase (decrease) in net assets	928,513	740,837
Net Assets
Beginning of period	3,940,209	3,199,372
End of period (including undistributed net investment income of $5,332 and $1,998, respectively)	$ 4,868,722	$ 3,940,209
Other Information Shares
Sold	121,473	178,489
Issued in reinvestment of distributions	11,251	21,268
Redeemed	(60,507)	(141,532)
Net increase (decrease)	72,217	58,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.130	$ 9.670	$ 10.150	$ 10.160	$ 9.960	$ 10.050
Income from Investment Operations Net investment income D	.295 F	.641	.623	.613	.646	.647
Net realized and unrealized gain (loss)	.423 F	.455	(.485)	(.013)	.200	(.060)
Total from investment operations	.718	1.096	.138	.600	.846	.587
Less Distributions
From net investment income	(.288)	(.636)	(.618)	(.610)	(.646)	(.647)
From net realized gain	-	-	-	-	-	(.030)
Total distributions	(.288)	(.636)	(.618)	(.610)	(.646)	(.677)
Net asset value, end of period	$ 10.560	$ 10.130	$ 9.670	$ 10.150	$ 10.160	$ 9.960
Total Return B, C	7.19%	11.66%	1.44%	6.03%	8.70%	6.02%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.64%	.67%	.66%	.66%	.71%
Expenses net of voluntary waivers, if any	.60% A	.64%	.67%	.66%	.66%	.71%
Expenses net of all reductions	.59% A	.63%	.66%	.65%	.65%	.69%
Net investment income	5.70% A, F	6.46%	6.32%	6.00%	6.37%	6.46%
Supplemental Data
Net assets, end of period (in millions)	$ 4,869	$ 3,940	$ 3,199	$ 3,515	$ 3,092	$ 3,083
Portfolio turnover rate	73% A	83%	102%	108%	90%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.011 and increase net realized and unrealized gain (loss) per share by $.011. Without this change the ratio of net investment income to average net assets would have been 5.91%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $24,672,000 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on May 1, 2001.

The effect of this change during the period, was to decrease net investment income by $4,486,000; increase net unrealized appreciation/depreciation by $3,348,000; and increase net realized gain (loss) by $1,138,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $457,000 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $15,000 and $178,000, respectively.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Ford E. O'Neil, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulous

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

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Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity ® Large Cap Stock	-17.38%	-30.34%	52.61%	96.01%
S&P 500 ®	-14.60%	-24.90%	61.36%	113.02%
Growth Funds Average	-17.55%	-30.53%	45.36%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 22, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,954 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Large Cap Stock	-30.34%	8.82%	11.15%
S&P 500	-24.90%	10.04%	12.62%
Growth Funds Average	-30.53%	7.29%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Large Cap Stock Fund on June 22, 1995, when the fund started. As the chart shows, by October 31, 2001, the value of the investment would have grown to $19,601 - a 96.01% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,302 - a 113.02% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The LipperSM large cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of October 31, 2001, the six month, one year and five year cumulative total returns for the large cap growth funds average were -20.10%, -38.73% and 40.28%, respectively. The one year and five year average annual total returns were -38.73% and 6.61%, respectively. The six month, one year and five year cumulative total returns for the large cap supergroup average were -17.03%, -29.66% and 43.65%, respectively. The one year and five year average annual total returns were -29.66% and 7.25%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The first signs of a recovery or just a positive blip in an otherwise bear market? That's the question many are asking after the Standard & Poor's 500SM Index, Dow Jones Industrial AverageSM and NASDAQ Composite ® Index all enjoyed positive performance in the month of October. Unfortunately, all three posted negative returns for the overall six-month period ending October 31, 2001. In that time, the S&P 500 ® fell 14.60%, the Dow dropped a nearly identical 14.66% and the NASDAQ declined 20.01%. Considering the glut of bleak economic news and anxiety-inducing events during the prior five months, double-digit losses aren't surprising. The tragic events of September 11 accelerated the downward momentum of an already-weak U.S. economy, contributing to a decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. Faced with a looming recession, Corporate America continued to cut costs, driving the U.S. unemployment rate to its highest level since 1996. Consumer confidence, one of the linchpins of the American economy, finally buckled, and consumer spending dropped to its lowest point in more than a decade. In response to the seemingly endless string of bad news, investors withdrew nearly $30 billion from stock mutual funds in September, the largest monthly outflow on record, according to the Investment Company Institute (ICI).

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Fidelity Large Cap Stock Fund

Q. How did the fund perform, Karen?

A. For the six months that ended October 31, 2001, the fund returned -17.38%. In comparison, the Standard & Poor's 500 Index declined 14.60% and the growth funds average tracked by Lipper Inc. fell 17.55%. For the 12 months that ended October 31, 2001, the fund returned -30.34%, while the S&P 500 index and Lipper average returned -24.90% and -30.53%, respectively.

Q. What factors weighed on performance during the past six months?

A. Uncertainty ravaged riskier assets, such as growth stocks, during the period. A sluggish global economy, further weakened by the tragic events of September 11 in the U.S., teamed with declining corporate profitability to induce a dramatic flight to safety by wary investors seeking stable earnings. The same technology companies that led the bull run for the past few years were derailed as the market chose value investing. Although I maintained a bias toward growth during the period, my posture became increasingly more conservative. While this stance helped us versus our average growth fund peer, the fund was still a bit more aggressive overall than the S&P 500, which took a toll on relative performance. With technology fundamentals languishing, I looked to other areas of the market with seemingly more attractive relative growth, such as health care. While some segments of health care - namely hospital management companies and generic drug makers - worked nicely during the six-month period, large-cap pharmaceuticals underperformed. Sizable positions in some of these companies, including drug giant Merck, detracted from results despite the historic defensive quality of the companies.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What else pressured returns?

A. The continued erosion in technology was a big negative for us. Although I shed some of the fund's tech exposure during the period, which helped, performance suffered from maintaining positions in a handful of names that continued to trend lower with the economy. In hindsight, I should have divested these positions in the second quarter and ignored "bottom calls" from companies and economists alike saying the worst was over. With the Federal Reserve Board aggressively easing monetary policy and many companies indicating that their fundamentals were potentially bottoming, I believed we'd see some improvement from those sectors that had underperformed quite dramatically. As it turned out, those expectations were too optimistic. Media stocks, particularly AOL Time Warner, felt the brunt of a protracted slowdown, as did retailers such as the Gap, which was hurt by slowing consumer spending. Banks, on the other hand, despite concerns about credit quality in a deteriorating economy, outpaced the market, helped by the Fed's nine interest-rate cuts so far this year. The fund was underexposed to this group, which hurt. The market embraced stocks with lower price-to-earnings (P/E) ratios, such as cyclicals, which commonly are seen as value names. The fund was underweighted in such traditional value sectors as industrials and materials.

Q. As a large-cap growth investor, where else did you turn for performance as the market rotated away from your investment style?

A. I became as conservative as I felt was appropriate, without changing my stripes. I raised the fund's exposure to more defensive market segments, such as consumer staples, that housed companies with real earnings power and that were inexpensive on a P/E basis. Tobacco stocks, such as Philip Morris, gave us a lift, as did home loan financer Fannie Mae and such health care service providers as Tenet Healthcare. The fund no longer held Tenet Healthcare at the close of the period.

Q. What's your outlook?

A. The timing of the economic recovery is the major issue right now, particularly as it relates to technology and telecommunications, currently the two weakest industries. Unemployment poses a big threat to the economy, as does the impact that fear and uncertainty may have on both consumer and business spending in the wake of September's terrorist attacks. The budding Anthrax scares and other wartime anxieties also are concerns. One of my challenges is to own those stocks in the more aggressive market segments where valuations are very attractive, even if the ultimate turn in fundamentals is still a couple of quarters away. I want to be sure that the fund benefits when this part of the market rebounds. In addition, I must balance the fund with stocks in many other industry groups that currently are showing strong fundamentals and are expected to outperform based on their earnings potential.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to seek long-term growth of capital by investing in companies with market capitalizations greater than $1 billion at the time of investment

Fund number: 338

Trading symbol: FLCSX

Start date: June 22, 1995

Size: as of October 31, 2001, more than $607 million

Manager: Karen Firestone, since 1998; manager, Fidelity Destiny I Portfolio, since 2000; Fidelity Advisor Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

Karen Firestone discusses some of her key strategies:

"I continue to add to positions in good companies with sustainable earnings power that I feel are oversold, and where their prices have been down. These generally are companies whose P/E-to-growth rate is lower than that of the market. I've tried to take advantage of price movement over the past few months because, with the market being as volatile as it's been, we have the chance to buy stocks at huge discounts and see some gains as the market swings back in their favor and the economy recovers.

"In my opinion, earnings this quarter are almost a write-off because of the weak economy and aftermath of September 11. Perhaps we'll start seeing a few pockets of strength next quarter, which will hopefully expand in early-to-mid 2002, and I've been adding positions in the names where I see this occurring. However, I do not want to pay now for earnings that may be pushed out over a year in the future. We need to remain diversified as the market moves its focus from sector to sector.

"I remain overweighted in technology because I don't want to get too defensive about the sector at this point in the cycle. I'm currently focused on companies such as Microsoft, IBM and Intel, real companies with real products selling at depressed P/E multiples, and where I have no problem with their business strategy or survivability."

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.3	4.9
Pfizer, Inc.	3.9	2.4
General Electric Co.	2.9	3.9
Philip Morris Companies, Inc.	2.7	2.3
International Business Machines Corp.	2.5	2.0
Wal-Mart Stores, Inc.	2.3	1.2
Intel Corp.	2.1	2.4
Fannie Mae	2.0	2.4
AOL Time Warner, Inc.	1.9	3.1
Exxon Mobil Corp.	1.8	2.8
	27.4
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	21.9
Health Care	18.4	16.5
Consumer Discretionary	13.9	13.6
Financials	12.8	15.6
Consumer Staples	10.0	8.0
Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Stocks 96.1%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	5.3%	** Foreign investments	7.2%

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.4%
TRW, Inc.	62,900	$ 2,125
Hotels, Restaurants & Leisure - 2.0%
Hilton Hotels Corp.	253,630	2,171
McDonald's Corp.	266,700	6,953
Starwood Hotels & Resorts Worldwide, Inc. unit	41,600	917
Tricon Global Restaurants, Inc. (a)	42,450	2,148
		12,189
Household Durables - 1.1%
Champion Enterprises, Inc. (a)	197,600	1,741
Fortune Brands, Inc.	63,400	2,336
Sony Corp. sponsored ADR	43,800	1,673
Standard Pacific Corp.	67,700	1,236
		6,986
Leisure Equipment & Products - 0.8%
Eastman Kodak Co.	90,100	2,304
Mattel, Inc.	129,700	2,455
		4,759
Media - 4.4%
AOL Time Warner, Inc. (a)	363,976	11,360
Comcast Corp. Class A (special) (a)	42,900	1,538
EchoStar Communications Corp. Class A (a)	60,500	1,403
Grupo Televisa SA de CV sponsored ADR (a)	84,600	2,576
RTL Group	33,618	1,029
Tribune Co.	139,700	4,219
Viacom, Inc. Class B (non-vtg.) (a)	73,384	2,679
Vivendi Universal SA sponsored ADR	27,820	1,297
Walt Disney Co.	37,890	704
		26,805
Multiline Retail - 3.7%
Big Lots, Inc.	204,200	1,491
BJ's Wholesale Club, Inc. (a)	63,100	3,204
Costco Wholesale Corp. (a)	51,000	1,929
Dillard's, Inc. Class A	148,700	1,926
Wal-Mart Stores, Inc.	267,600	13,755
		22,305
Specialty Retail - 1.1%
Best Buy Co., Inc. (a)	17,600	966
Gap, Inc.	132,400	1,730
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	53,700	$ 1,831
Staples, Inc. (a)	161,600	2,356
		6,883
Textiles & Apparel - 0.4%
Fossil, Inc. (a)	27,500	499
The Swatch Group AG (Reg.)	111,740	1,857
		2,356
TOTAL CONSUMER DISCRETIONARY		84,408
CONSUMER STAPLES - 10.0%
Beverages - 3.8%
Anheuser-Busch Companies, Inc.	129,600	5,399
PepsiCo, Inc.	131,900	6,425
The Coca-Cola Co.	233,700	11,190
		23,014
Food Products - 0.8%
General Mills, Inc.	53,300	2,448
Kellogg Co.	83,600	2,550
		4,998
Household Products - 0.8%
Procter & Gamble Co.	67,500	4,980
Personal Products - 1.2%
Alberto-Culver Co. Class B	81,400	3,439
Gillette Co.	128,900	4,008
		7,447
Tobacco - 3.4%
Philip Morris Companies, Inc.	346,540	16,218
UST, Inc.	120,700	4,057
		20,275
TOTAL CONSUMER STAPLES		60,714
ENERGY - 6.1%
Energy Equipment & Services - 1.4%
Halliburton Co.	67,400	1,664
Nabors Industries, Inc. (a)	47,500	1,460
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	73,000	$ 3,535
Tidewater, Inc.	55,800	1,686
		8,345
Oil & Gas - 4.7%
Amerada Hess Corp.	42,600	2,503
BP PLC sponsored ADR	34,600	1,673
ChevronTexaco Corp.	41,800	3,701
Conoco, Inc.	200,600	5,155
Devon Energy Corp.	26,200	1,003
Exxon Mobil Corp.	285,800	11,275
Phillips Petroleum Co.	67,300	3,662
		28,972
TOTAL ENERGY		37,317
FINANCIALS - 12.8%
Banks - 3.9%
Bank of America Corp.	108,600	6,406
FleetBoston Financial Corp.	124,337	4,086
Golden State Bancorp, Inc.	33,600	852
Mercantile Bankshares Corp.	32,900	1,257
Oversea-Chinese Banking Corp. Ltd.	116,000	668
PNC Financial Services Group, Inc.	43,400	2,383
SunTrust Banks, Inc.	19,300	1,155
Washington Mutual, Inc.	76,950	2,323
Wells Fargo & Co.	123,000	4,859
		23,989
Diversified Financials - 6.9%
American Express Co.	150,730	4,436
Charles Schwab Corp.	156,300	2,013
Citigroup, Inc.	236,700	10,775
Credit Saison Co. Ltd.	62,300	1,491
Fannie Mae	148,100	11,990
Freddie Mac	72,300	4,903
JAFCO Co. Ltd.	11,900	769
Merrill Lynch & Co., Inc.	53,500	2,338
Morgan Stanley Dean Witter & Co.	48,600	2,378
Nikko Cordial Corp.	213,000	1,150
		42,243
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 1.8%
AFLAC, Inc.	58,200	$ 1,424
American International Group, Inc.	104,112	8,183
Hartford Financial Services Group, Inc.	21,900	1,183
		10,790
Real Estate - 0.2%
Equity Residential Properties Trust (SBI)	42,900	1,113
TOTAL FINANCIALS		78,135
HEALTH CARE - 18.4%
Biotechnology - 3.6%
Alkermes, Inc. (a)	65,200	1,672
Amgen, Inc. (a)	73,900	4,199
Cambridge Antibody Technology Group PLC (a)	28,200	690
Cell Therapeutics, Inc. (a)	71,500	2,147
Cephalon, Inc. (a)	34,300	2,163
COR Therapeutics, Inc. (a)	48,000	1,081
Genzyme Corp. - General Division (a)	25,000	1,349
Human Genome Sciences, Inc. (a)	51,800	2,208
Ilex Oncology, Inc. (a)	28,100	734
Millennium Pharmaceuticals, Inc. (a)	96,900	2,467
Myriad Genetics, Inc. (a)	14,000	644
Protein Design Labs, Inc. (a)	72,000	2,377
		21,731
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	59,700	2,137
Medtronic, Inc.	143,300	5,775
Stryker Corp.	49,000	2,756
		10,668
Health Care Providers & Services - 0.7%
Service Corp. International (SCI) (a)	214,900	1,369
Trigon Healthcare, Inc. (a)	44,600	2,738
		4,107
Pharmaceuticals - 12.4%
Abbott Laboratories	83,600	4,429
Allergan, Inc.	57,100	4,099
American Home Products Corp.	95,300	5,321
Bristol-Myers Squibb Co.	191,300	10,225
Elan Corp. PLC sponsored ADR (a)	66,500	3,036
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	39,400	$ 2,931
ImClone Systems, Inc. (a)	13,219	809
Johnson & Johnson	59,000	3,417
Merck & Co., Inc.	133,940	8,547
Mylan Laboratories, Inc.	33,900	1,250
NPS Pharmaceuticals, Inc. (a)	44,900	1,622
Pfizer, Inc.	569,918	23,880
Pharmaceutical Resources, Inc. (c)	37,900	1,300
Shire Pharmaceuticals Group PLC sponsored ADR (a)	43,500	1,944
Watson Pharmaceuticals, Inc. (a)	49,600	2,365
		75,175
TOTAL HEALTH CARE		111,681
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.4%
Boeing Co.	21,400	698
Honeywell International, Inc.	146,500	4,329
United Technologies Corp.	64,400	3,471
		8,498
Airlines - 0.3%
AMR Corp. (a)	99,400	1,809
Building Products - 0.4%
American Standard Companies, Inc. (a)	38,600	2,235
Commercial Services & Supplies - 0.2%
Allied Waste Industries, Inc. (a)	113,300	1,124
Construction & Engineering - 0.3%
Fluor Corp.	39,200	1,459
Electrical Equipment - 0.3%
Emerson Electric Co.	39,400	1,931
Industrial Conglomerates - 3.9%
General Electric Co.	483,340	17,598
Minnesota Mining & Manufacturing Co.	33,100	3,455
Textron, Inc.	86,800	2,747
		23,800
Machinery - 1.4%
Deere & Co.	42,200	1,561
Graco, Inc.	62,400	2,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	56,990	$ 3,260
Ingersoll-Rand Co.	48,800	1,820
		8,669
Road & Rail - 1.3%
Canadian National Railway Co.	68,870	2,757
Union Pacific Corp.	101,200	5,263
		8,020
TOTAL INDUSTRIALS		57,545
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.2%
Brocade Communications System, Inc. (a)	44,400	1,090
CIENA Corp. (a)	54,900	893
Cisco Systems, Inc. (a)	337,680	5,714
Crown Castle International Corp. (a)	80,800	945
Lucent Technologies, Inc.	175,640	1,177
QUALCOMM, Inc. (a)	42,300	2,078
UTStarcom, Inc. (a)	54,900	1,289
		13,186
Computers & Peripherals - 3.8%
Dell Computer Corp. (a)	170,500	4,089
EMC Corp. (a)	121,100	1,492
International Business Machines Corp.	139,600	15,087
Sun Microsystems, Inc. (a)	251,592	2,554
		23,222
Electronic Equipment & Instruments - 0.5%
Anritsu Corp.	62,000	495
Flextronics International Ltd. (a)	63,000	1,254
Kyocera Corp.	14,000	972
		2,721
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	22,700	879
Semiconductor Equipment & Products - 6.3%
Altera Corp. (a)	64,800	1,309
Analog Devices, Inc. (a)	76,900	2,922
Applied Materials, Inc. (a)	48,800	1,665
Applied Micro Circuits Corp. (a)	60,200	664
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
ASML Holding NV (NY Shares) (a)	71,200	$ 1,024
Chartered Semiconductor Manufacturing Ltd. ADR (a)	63,600	1,244
Integrated Circuit Systems, Inc. (a)	56,800	966
Integrated Device Technology, Inc. (a)	72,300	2,014
Intel Corp.	520,800	12,718
International Rectifier Corp. (a)	68,100	2,391
LAM Research Corp. (a)	64,100	1,215
LTX Corp. (a)	156,600	2,578
Marvell Technology Group Ltd. (a)	49,700	1,210
Micrel, Inc. (a)	53,700	1,351
Micron Technology, Inc. (a)	104,400	2,376
Texas Instruments, Inc.	72,400	2,026
Tokyo Electron Ltd.	15,500	637
		38,310
Software - 6.7%
Adobe Systems, Inc.	27,900	737
BEA Systems, Inc. (a)	78,900	958
Cadence Design Systems, Inc. (a)	104,300	2,205
Microsoft Corp. (a)	557,400	32,405
Oracle Corp. (a)	211,500	2,868
PeopleSoft, Inc. (a)	57,100	1,700
		40,873
TOTAL INFORMATION TECHNOLOGY		119,191
MATERIALS - 1.9%
Chemicals - 0.4%
PPG Industries, Inc.	51,900	2,534
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	41,300	1,649
Metals & Mining - 0.3%
Bethlehem Steel Corp. (a)	10,300	3
Nucor Corp.	36,800	1,520
		1,523
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.9%
Bowater, Inc.	38,030	$ 1,701
Georgia-Pacific Group	144,800	4,020
		5,721
TOTAL MATERIALS		11,427
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T Corp.	328,200	5,005
BellSouth Corp.	72,400	2,679
SBC Communications, Inc.	146,000	5,564
Verizon Communications, Inc.	166,200	8,278
		21,526
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	67,900	748
TOTAL TELECOMMUNICATION SERVICES		22,274
UTILITIES - 0.2%
Electric Utilities - 0.2%
Entergy Corp.	34,700	1,348
TOTAL COMMON STOCKS (Cost $604,723)		584,040
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 2.81% (b)	25,180,893	25,181
Fidelity Securities Lending Cash Central Fund, 2.54% (b)	5,237,000	5,237
TOTAL MONEY MARKET FUNDS (Cost $30,418)		30,418
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $635,141)		614,458
NET OTHER ASSETS - (1.1)%		(6,876)
NET ASSETS - 100%		$ 607,582
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Pharmaceutical Resources, Inc.	8/21/01	$ 1,023
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $327,423,000 and $367,731,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,300,000 or 0.2%
of net assets.

Income Tax Information

At October 31, 2001, the aggregate
cost of investment securities for income
tax purposes was $643,953,000. Net unrealized depreciation aggregated $29,495,000, of which $53,773,000 related to appreciated investment securities and $83,268,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $10,537,000 all of which will expire on April 30, 2009.
The fund intends to elect to defer to its fiscal year ending April 30, 2002 approximately $60,746,000 of losses recognized during the period November 1, 2000 to April 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,015) (cost $635,141) See accompanying schedule		$ 614,458
Receivable for investments sold		4,026
Receivable for fund shares sold		515
Dividends receivable		427
Interest receivable		48
Total assets		619,474
Liabilities
Payable for investments purchased	$ 5,407
Payable for fund shares redeemed	763
Accrued management fee	284
Other payables and accrued expenses	201
Collateral on securities loaned, at value	5,237
Total liabilities		11,892
Net Assets		$ 607,582
Net Assets consist of:
Paid in capital		$ 761,219
Undistributed net investment income		1,124
Accumulated undistributed net realized gain (loss) on investments		(134,077)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,684)
Net Assets, for 44,551 shares outstanding		$ 607,582
Net Asset Value and redemption price per share ($607,582 ÷ 44,551 shares)		$13.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Dividends		$ 3,984
Interest		440
Security lending		21
Total income		4,445
Expenses
Management fee Basic fee	$ 2,030
Performance adjustment	67
Transfer agent fees	1,125
Accounting and security lending fees	109
Non-interested trustees' compensation	1
Custodian fees and expenses	24
Registration fees	29
Audit	17
Legal	2
Miscellaneous	88
Total expenses before reductions	3,492
Expense reductions	(174)	3,318
Net investment income		1,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(46,234)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(87,488)
Assets and liabilities in foreign currencies	5	(87,483)
Net gain (loss)		(133,717)
Net increase (decrease) in net assets resulting from operations		$ (132,590)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 1,127	$ (108)
Net realized gain (loss)	(46,234)	(78,981)
Change in net unrealized appreciation (depreciation)	(87,483)	(128,630)
Net increase (decrease) in net assets resulting from operations	(132,590)	(207,719)
Distributions to shareholders In excess of net investment income	-	(494)
From net realized gain	-	(32,910)
In excess of net realized gain	-	(8,217)
Total distributions	-	(41,621)
Share transactions Net proceeds from sales of shares	76,720	430,508
Reinvestment of distributions	-	39,095
Cost of shares redeemed	(114,167)	(557,581)
Net increase (decrease) in net assets resulting from share transactions	(37,447)	(87,978)
Total increase (decrease) in net assets	(170,037)	(337,318)
Net Assets
Beginning of period	777,619	1,114,937
End of period (including undistributed net investment income of $1,124 and $44, respectively)	$ 607,582	$ 777,619
Other Information Shares
Sold	5,025	23,180
Issued in reinvestment of distributions	-	1,889
Redeemed	(7,572)	(30,273)
Net increase (decrease)	(2,547)	(5,204)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 21.32	$ 18.39	$ 16.45	$ 12.81	$ 11.72
Income from Invest- ment Operations
Net investment income (loss) D	.02	(.00)	.01	.02	.06	.09
Net realized and unrealized gain (loss)	(2.89)	(4.01)	3.39	4.17	4.71	1.85
Total from invest-ment operations	(2.87)	(4.01)	3.40	4.19	4.77	1.94
Less Distributions From net investment income	-	-	(.02)	(.02)	(.06)	(.05)
In excess of net investment income	-	(.01)	-	-	-	-
From net realized gain	-	(.63)	(.45)	(2.23)	(1.07)	(.80)
In excess of net realized gain	-	(.16)	-	-	-	-
Total distributions	-	(.80)	(.47)	(2.25)	(1.13)	(.85)
Net asset value, end of period	$ 13.64	$ 16.51	$ 21.32	$ 18.39	$ 16.45	$ 12.81
Total Return B, C	(17.38)%	(19.57)%	18.82%	29.48%	39.03%	17.35%
Ratios to Average Net Assets E
Expenses before expense reductions	.99% A	.96%	.91%	.93%	.86%	1.01%
Expenses net of voluntary waivers, if any	.99% A	.96%	.91%	.93%	.86%	1.01%
Expenses net of all reductions	.94% A	.93%	.89%	.90%	.84%	.99%
Net investment income (loss)	.32% A	(.01)%	.06%	.13%	.39%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 608	$ 778	$ 1,115	$ 633	$ 154	$ 117
Portfolio turnover rate	97% A	118%	99%	100%	159%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment was .60% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .32% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $440,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $159,000 of the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $15,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Karen M. Firestone, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Abigail P. Johnson

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

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Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Mid-Cap Stock	-16.01%	-20.31%	116.89%	260.86%
S&P ® MidCap 400	-11.21%	-12.45%	97.56%	187.19%
Mid-Cap Funds Average	-17.14%	-27.21%	51.17%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 29, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 623 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Mid-Cap Stock	-20.31%	16.75%	18.40%
S&P MidCap 400	-12.45%	14.59%	14.90%
Mid-Cap Funds Average	-27.21%	8.07%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Mid-Cap Stock Fund on March 29, 1994, when the fund started. As the chart shows, by October 31, 2001, the value of the investment would have grown to $36,086 - a 260.86% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $28,719 - a 187.19% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper SM multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of October 31, 2001, the six month, one year and five year cumulative total returns for the multi-cap core funds average were -14.87%, -22.82% and 55.59%, respectively. The one year and five year average annual total returns were -22.82% and 8.85%, respectively. The six month, one year and five year cumulative total returns for the multi-cap supergroup average were -16.59%, -24.70% and 50.63%, respectively. The one year and five year average annual total returns were -24.70% and 8.10%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The first signs of a recovery or just a positive blip in an otherwise bear market? That's the question many are asking after the Standard & Poor's 500SM Index, Dow Jones Industrial AverageSM and NASDAQ Composite ® Index all enjoyed positive performance in the month of October. Unfortunately, all three posted negative returns for the overall six-month period ending October 31, 2001. In that time, the S&P 500 ® fell 14.60%, the Dow dropped a nearly identical 14.66% and the NASDAQ declined 20.01%. Considering the glut of bleak economic news and anxiety-inducing events during the prior five months, double-digit losses aren't surprising. The tragic events of September 11 accelerated the downward momentum of an already-weak U.S. economy, contributing to a decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. Faced with a looming recession, Corporate America continued to cut costs, driving the U.S. unemployment rate to its highest level since 1996. Consumer confidence, one of the linchpins of the American economy, finally buckled, and consumer spending dropped to its lowest point in more than a decade. In response to the seemingly endless string of bad news, investors withdrew nearly $30 billion from stock mutual funds in September, the largest monthly outflow on record, according to the Investment Company Institute (ICI).

(Portfolio Manager photograph)
Note to shareholders: Beso Sikharulidze became Portfolio Manager of Fidelity Mid-Cap Stock Fund on June 12, 2001.

Q. How did the fund perform, Beso?

A. For the six months that ended October 31, 2001, the fund returned -16.01%. In comparison, the mid-cap funds average tracked by Lipper Inc. fell 17.14%, while the Standard & Poor's MidCap 400 Index declined 11.21%. For the one-year period that ended October 31, 2001, the fund returned -20.31%, while the Lipper average and S&P 400 index returned -27.21% and -12.45%, respectively.

Q. Why did the fund trail the S&P 400 index during the six-month period?

A. It had a lot to do with how I repositioned the fund after taking over in June. Coming in, I felt the fund was too defensively postured - made up largely of conservative stocks and an above-average weighting in cash - given the compelling value opportunities emerging in the growth segments of the market, most notably technology. In hindsight, the fund was perfectly positioned for a major global cataclysm, which I simply couldn't have predicted. Instead, since I felt that valuations generally reflected weak economic conditions, I accumulated positions in several high-quality tech names that I see as long-term winners in their respective spaces. These "winning platforms" - firms with unique technologies, sound brand names, competitive edge, good strategy and strong management - should have more cushion in down markets because they can still gain market share. Unfortunately, even these stocks fell victim to a rapid slowdown in the economy, further accelerated by the September 11 terrorist attacks and their aftermath. However, during this time, I did not lose conviction in these names and, in fact, bought more of them on the downside, which helped us recover some of our losses during October's strong snapback. Still, our tech holdings accounted for nearly all of the fund's underperformance relative to the index.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Convertible securities were a stabilizing force for the fund during the past six months. What was behind your decision to employ this asset class?

A. I prudently added exposure to these securities at the expense of pure equities, as more attractive situations emerged among convertibles - particularly tech-related issues - as a result of the market's downturn. Drawing on my experience employing this asset class, I was able to improve the fund's risk/return profile by providing it participation in equities on the upside, as well as downside protection in the form of a lofty bond yield cushion. This strategy helped versus the index, as well as our average peer, which tended to have very little, if any, exposure to convertible securities.

Q. How did some of your other moves play out for the fund?

A. Outside of tech, my focus was on health care. I added exposure to biotechnology and specialty pharmaceutical companies that I felt were cheap based on their long-term growth prospects. Despite the uncertainty surrounding most high-growth stocks during the period, the risks within these industries remained generally constant. My experience following the health sector provided me with some great insights into finding quality biotech and smaller drug stocks with strong product pipelines, examples of which included ImClone Systems and IDEC Pharmaceuticals. Elsewhere, having an underweighting in energy helped during a period of falling oil and natural gas prices, but weak security selection among utilities hindered returns.

Q. What other stocks contributed? Which detracted?

A. NVIDIA - the fund's largest holding - is a perfect example of a winning tech platform that bucked the downtrend and finished the period on the plus side. The computer graphics firm continued to sail past analysts' earnings estimates by successfully leveraging its unique chip products in both the PC and video game markets. I felt the company was in a league of its own, at least a year or two ahead of its competition. On the down side, global power generator AES Corp. fell on poor results from overseas ventures, particularly in the U.K. where it suffered from continued low market prices for wholesale electricity. The remaining detractors were nearly all of the tech variety, companies with unique franchises that got caught in the downdraft, namely Homestore.com, Micromuse, Scientific-Atlanta and Comverse Technology. Several stocks mentioned thus far were no longer held at the end of the period.

Q. What's your outlook?

A. I feel pretty good about the fund's current positioning, with it having aggressive as well as defensive characteristics. I'm optimistic about the improving liquidity in the marketplace, induced by aggressive monetary and fiscal policy stimulus. However, I remain cautious about company fundamentals in the near term, since it's still unclear as to when they will actually respond to the stimulus given the uncertainty surrounding the war on terrorism and the health of the global economy.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with medium-sized market capitalizations

Fund number: 337

Trading symbol: FMCSX

Start date: March 29, 1994

Size: as of October 31, 2001, more than $5.7 billion

Manager: Beso Sikharulidze, since June 2001; manager, Fidelity Convertible Securities Fund, 1999-2000; Fidelity Advisor Aggressive Growth Fund, 2000-2001; Fidelity Advisor Health Care Fund, 1997-1999; several Fidelity Select Portfolios, 1993-1999; joined Fidelity in 1992

Beso Sikharulidze reflects on his investment strategy:

"What I'm trying to give to shareholders is a fund that holds long-term winners. Because I follow a bottom-up investment strategy and focus on long-term trends and fundamentals of individual companies as opposed to short-term market trends, the fund may, at times, become concentrated, which could lead to some near-term volatility. The fund's top-10 holdings are purposefully not very concentrated right now. The market is reacting very rapidly to news even if it does not affect the long-term outlook of stocks. As a rule, I'm not afraid to have concentration; if anything, I like it when we have a high level of certainty. In today's fickle market, however, I think it's irresponsible to make big bets in any given name.

"I'm a little more cautious than I was about four weeks ago due to the recent run-up in stock prices. I think the market might have simply run a little too fast. I've taken some aggressiveness out of the fund in recent weeks; unfortunately, cash has risen as a result with a lack of good investment opportunities in which to re-deploy assets. I want to be careful not to exit stocks too early, but, if they hit my price targets and their risk/reward profile is no longer attractive, then I would sell them."

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	1.8	0.0
SunGard Data Systems, Inc.	1.5	0.7
Advent Software, Inc.	1.5	0.0
IDEC Pharmaceuticals Corp.	1.4	1.0
International Game Technology	1.3	0.2
Genzyme Corp. - General Division	1.1	0.9
Smithfield Foods, Inc.	1.0	0.1
Andrx Group	0.9	0.0
Invitrogen Corp.	0.9	0.0
International Rectifier Corp.	0.9	0.0
	12.3
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.6	3.0
Health Care	19.6	13.1
Consumer Discretionary	8.9	3.6
Industrials	8.4	5.9
Financials	6.6	21.8
Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Stocks 72.7%		Stocks 77.8%
	Bonds 0.0%		Bonds 3.8%
	Convertible Securities 14.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 13.0%		Short-Term Investments and Net Other Assets 18.4%
* Foreign investments	4.9%	** Foreign investments	6.7%

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
Gentex Corp. (a)	313,500	$ 7,461
Superior Industries International, Inc.	30,000	991
		8,452
Hotels, Restaurants & Leisure - 1.8%
Harrah's Entertainment, Inc. (a)	354,500	10,327
International Game Technology (a)	1,488,800	76,003
International Speedway Corp. Class A	99,700	3,701
MGM Mirage, Inc. (a)	475,900	10,613
		100,644
Household Durables - 0.7%
D.R. Horton, Inc.	238,100	5,322
Ethan Allen Interiors, Inc.	279,800	8,956
Mohawk Industries, Inc. (a)	550,900	23,799
Pulte Homes, Inc.	100,000	3,250
		41,327
Internet & Catalog Retail - 0.1%
Lands' End, Inc. (a)	229,700	7,360
Media - 2.1%
Cox Radio, Inc. Class A (a)	610,800	13,254
Macrovision Corp. (a)	1,305,849	32,137
Pegasus Communications Corp. Class A (a)	179,175	1,774
Radio One, Inc. Class D (non-vtg.) (a)	1,386,330	16,012
The New York Times Co. Class A	583,900	24,086
Univision Communications, Inc. Class A (a)	120,600	3,015
Westwood One, Inc. (a)	1,141,400	27,154
		117,432
Multiline Retail - 1.1%
BJ's Wholesale Club, Inc. (a)	642,000	32,594
Costco Wholesale Corp. (a)	156,800	5,932
Dollar Tree Stores, Inc. (a)	645,200	14,498
Family Dollar Stores, Inc.	362,000	10,447
JCPenney Co., Inc.	22,500	489
		63,960
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A (a)	164,400	3,094
AutoZone, Inc. (a)	276,600	16,189
Barnes & Noble, Inc. (a)	239,900	8,816
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CDW Computer Centers, Inc. (a)	807,200	$ 37,172
Group 1 Automotive, Inc. (a)	713,200	19,114
		84,385
TOTAL CONSUMER DISCRETIONARY		423,560
CONSUMER STAPLES - 4.4%
Food & Drug Retailing - 0.4%
Duane Reade, Inc. (a)	350,400	10,484
Fleming Companies, Inc.	170,000	4,097
Rite Aid Corp. (a)	1,257,900	6,944
		21,525
Food Products - 2.9%
Archer-Daniels-Midland Co.	2,195,700	30,586
Hershey Foods Corp.	13,600	867
Hormel Foods Corp.	449,800	10,795
McCormick & Co., Inc. (non-vtg.)	702,100	30,724
Smithfield Foods, Inc. (a)	2,798,000	58,898
Suiza Foods Corp. (a)	480,900	28,359
Tyson Foods, Inc. Class A	507,555	4,969
		165,198
Personal Products - 0.4%
Alberto-Culver Co. Class B	75,180	3,176
Estee Lauder Companies, Inc. Class A	597,900	19,282
		22,458
Tobacco - 0.7%
RJ Reynolds Tobacco Holdings, Inc.	752,400	42,164
TOTAL CONSUMER STAPLES		251,345
ENERGY - 4.4%
Energy Equipment & Services - 3.8%
BJ Services Co. (a)	1,420,300	36,345
Cooper Cameron Corp. (a)	382,300	14,910
Diamond Offshore Drilling, Inc.	1,132,600	31,260
ENSCO International, Inc.	346,100	6,853
Hanover Compressor Co. (a)	80,900	2,231
Nabors Industries, Inc. (a)	2,400	74
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
National-Oilwell, Inc. (a)	1,175,200	$ 21,765
Offshore Logistics, Inc. (a)	184,200	3,675
Pride International, Inc. (a)	542,100	6,971
Smith International, Inc. (a)	232,300	10,988
Tidewater, Inc.	813,500	24,584
Transocean Sedco Forex, Inc.	828,800	24,988
Weatherford International, Inc. (a)	901,090	30,844
		215,488
Oil & Gas - 0.6%
Equitable Resources, Inc.	186,800	6,148
Murphy Oil Corp.	174,100	13,841
Spinnaker Exploration Co. (a)	331,800	14,559
USX - Marathon Group	81,100	2,238
		36,786
TOTAL ENERGY		252,274
FINANCIALS - 6.5%
Banks - 3.0%
Banknorth Group, Inc.	158,100	3,467
City National Corp.	191,600	7,856
Commerce Bancorp, Inc., New Jersey	245,169	17,897
Compass Bancshares, Inc.	415,080	10,389
Hibernia Corp. Class A	428,800	6,518
Huntington Bancshares, Inc.	325,900	5,029
IndyMac Bancorp, Inc. (a)	130,700	3,356
Investors Financial Services Corp.	539,600	28,545
M&T Bank Corp.	428,400	28,060
Marshall & Ilsley Corp.	155,000	9,089
Mercantile Bankshares Corp.	193,443	7,393
North Fork Bancorp, Inc.	868,080	24,219
Pacific Century Financial Corp.	137,000	3,192
Silicon Valley Bancshares (a)	270,000	6,329
SouthTrust Corp.	147,700	3,347
Trustmark Corp.	12,300	295
Webster Financial Corp.	185,000	5,615
Zions Bancorp	65,300	3,129
		173,725
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 1.8%
E*TRADE Group, Inc. (a)	1,835,700	$ 11,987
Fannie Mae	32,800	2,655
Federated Investors, Inc. Class B (non-vtg.)	844,300	22,036
LaBranche & Co., Inc. (a)	816,800	23,597
SEI Investments Co.	1,086,800	33,419
TeraBeam Labs Investors LLC (f)	12,800	0
Waddell & Reed Financial, Inc. Class A	409,800	10,446
		104,140
Insurance - 1.7%
ACE Ltd.	415,700	14,653
Allmerica Financial Corp.	72,200	2,816
Arthur J. Gallagher & Co.	258,700	9,453
HCC Insurance Holdings, Inc.	777,800	21,382
Markel Corp. (a)	22,400	4,389
PartnerRe Ltd.	165,000	7,673
Radian Group, Inc.	652,900	22,114
UICI (a)	96,200	1,457
Willis Group Holdings Ltd.	552,100	12,858
		96,795
TOTAL FINANCIALS		374,660
HEALTH CARE - 16.5%
Biotechnology - 5.6%
CV Therapeutics, Inc. (a)	112,400	4,433
Genzyme Corp. - General Division (a)	1,188,954	64,144
Gilead Sciences, Inc. (a)	467,800	29,425
IDEC Pharmaceuticals Corp. (a)	1,383,420	82,978
Invitrogen Corp. (a)	794,700	48,747
Millennium Pharmaceuticals, Inc. (a)	1,147,294	29,210
Protein Design Labs, Inc. (a)	747,000	24,658
Sepracor, Inc. (a)	301,200	14,289
Techne Corp. (a)	242,400	7,306
Transkaryotic Therapies, Inc. (a)	412,400	15,696
		320,886
Health Care Equipment & Supplies - 2.9%
Apogent Technologies, Inc.	238,400	5,583
Bausch & Lomb, Inc.	39,400	1,283
Beckman Coulter, Inc.	468,000	19,876
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	403,300	$ 14,438
Cytyc Corp. (a)	166,000	4,353
DENTSPLY International, Inc.	16,600	747
Hillenbrand Industries, Inc.	489,300	25,943
Smith & Nephew PLC	808,200	4,549
St. Jude Medical, Inc. (a)	400,500	28,436
Steris Corp. (a)	2,100,900	47,060
Stryker Corp.	89,100	5,011
Zimmer Holdings, Inc. (a)	254,100	7,854
		165,133
Health Care Providers & Services - 3.9%
AdvancePCS Class A (a)	256,800	15,606
AmeriPath, Inc. (a)	616,600	17,333
Andrx Group (a)	781,000	50,710
Anthem, Inc.	723,000	30,279
Apria Healthcare Group, Inc. (a)	542,800	12,484
Community Health Systems, Inc. (a)	344,200	8,605
Express Scripts, Inc. (a)	293,100	12,000
First Health Group Corp. (a)	75,000	2,025
HealthSouth Corp. (a)	594,200	7,736
Henry Schein, Inc. (a)	134,100	4,526
LifePoint Hospitals, Inc. (a)	374,200	11,668
Patterson Dental Co. (a)	701,259	26,648
Quest Diagnostics, Inc. (a)	221,300	14,469
Triad Hospitals, Inc. (a)	175,700	4,726
Wellpoint Health Networks, Inc. (a)	59,300	6,617
		225,432
Pharmaceuticals - 4.1%
Allergan, Inc.	422,100	30,303
Atrix Laboratories, Inc. (a)	658,000	16,516
Barr Laboratories, Inc. (a)	141,200	10,279
Biovail Corp. (a)	479,000	22,587
CIMA Labs, Inc. (a)	31,500	1,703
Forest Laboratories, Inc. (a)	128,500	9,558
ImClone Systems, Inc. (a)	768,888	47,048
IVAX Corp. (a)	952,000	19,564
Mylan Laboratories, Inc.	217,600	8,023
NPS Pharmaceuticals, Inc. (a)	171,100	6,182
Perrigo Co. (a)	373,800	5,529
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
SICOR, Inc. (a)	208,000	$ 3,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	660,200	40,800
Watson Pharmaceuticals, Inc. (a)	292,200	13,932
		235,924
TOTAL HEALTH CARE		947,375
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.1%
L-3 Communications Holdings, Inc. (a)	44,700	3,883
Air Freight & Couriers - 0.2%
Expeditors International of Washington, Inc.	236,930	10,709
Airlines - 0.4%
Alaska Air Group, Inc. (a)	803,800	19,613
SkyWest, Inc.	72,500	1,327
		20,940
Building Products - 0.4%
American Standard Companies, Inc. (a)	427,670	24,762
Commercial Services & Supplies - 3.0%
Allied Waste Industries, Inc. (a)	422,300	4,189
Apollo Group, Inc. Class A (a)	446,100	18,134
Certegy, Inc. (a)	670,450	19,108
ChoicePoint, Inc. (a)	673,050	28,793
Concord EFS, Inc. (a)	694,320	19,004
Cross Country, Inc.	288,600	5,885
DeVry, Inc. (a)	406,800	10,963
DST Systems, Inc. (a)	98,500	4,034
Manpower, Inc.	239,300	6,834
National Processing, Inc. (a)	152,700	3,993
On Assignment, Inc. (a)(d)	1,395,600	22,623
Republic Services, Inc. (a)	1,389,000	22,752
Robert Half International, Inc. (a)	165,300	3,410
		169,722
Construction & Engineering - 0.5%
Insituform Technologies, Inc. Class A (a)	75,000	1,437
Jacobs Engineering Group, Inc. (a)	429,400	28,143
		29,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
C&D Technologies, Inc.	156,300	$ 3,239
Machinery - 0.8%
Flowserve Corp. (a)	154,200	3,605
Kennametal, Inc.	455,100	16,010
SPX Corp. (a)	176,000	17,530
Stewart & Stevenson Services, Inc.	631,800	9,338
		46,483
Road & Rail - 0.8%
Canadian National Railway Co.	954,500	38,214
Union Pacific Corp.	121,900	6,340
		44,554
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	403,300	17,463
TOTAL INDUSTRIALS		371,335
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 1.5%
Andrew Corp. (a)	791,659	14,384
CIENA Corp. (a)	793,022	12,895
Comverse Technology, Inc. (a)	1,543,900	29,041
Crown Castle International Corp. (a)	15,069	176
Finisar Corp. (a)	441,100	3,449
Harris Corp.	50,000	1,714
SBA Communications Corp. Class A (a)	1,073,500	8,803
Tellium, Inc.	2,284,600	15,193
		85,655
Computers & Peripherals - 0.3%
NCR Corp. (a)	536,600	19,022
Western Digital Corp. (a)	413,500	1,385
		20,407
Electronic Equipment & Instruments - 3.8%
Amphenol Corp. Class A (a)	243,000	10,826
Arrow Electronics, Inc. (a)	824,800	20,166
Avnet, Inc.	776,400	16,017
AVX Corp.	100,000	1,851
Diebold, Inc.	328,700	11,932
DSP Group, Inc. (a)	350,000	7,350
Ingram Micro, Inc. Class A (a)	56,200	719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
LogicVision, Inc.	271,000	$ 2,439
Mettler-Toledo International, Inc. (a)	640,600	29,410
Millipore Corp.	389,300	20,360
Roper Industries, Inc.	156,770	6,647
SCI Systems, Inc. (a)	2,013	41
Symbol Technologies, Inc.	1,403,600	18,036
Tech Data Corp. (a)	265,391	11,330
Thermo Electron Corp.	1,638,500	34,638
Vishay Intertechnology, Inc. (a)	861,500	16,257
Waters Corp. (a)	225,100	7,989
		216,008
Internet Software & Services - 1.4%
Check Point Software Technologies Ltd. (a)	712,100	21,021
FreeMarkets, Inc. (a)	1,132,800	15,146
Netegrity, Inc. (a)	915,300	10,746
Stellent, Inc. (a)(d)	1,622,900	33,269
		80,182
IT Consulting & Services - 2.2%
Accenture Ltd. Class A	132,300	2,325
Affiliated Computer Services, Inc. Class A (a)	224,100	19,732
Computer Sciences Corp. (a)	179,400	6,442
Investment Technology Group, Inc. (a)	179,600	11,568
KPMG Consulting, Inc.	214,300	2,640
SunGard Data Systems, Inc. (a)	3,402,540	85,744
		128,451
Semiconductor Equipment & Products - 8.7%
Analog Devices, Inc. (a)	900,000	34,200
ASML Holding NV (NY Shares) (a)	170,000	2,445
ATMI, Inc. (a)	600,000	11,436
Cabot Microelectronics Corp. (a)	477,570	31,653
Cypress Semiconductor Corp. (a)	465,300	9,190
Fairchild Semiconductor International, Inc. Class A (a)	267,800	5,691
FEI Co. (a)	370,000	9,983
Integrated Device Technology, Inc. (a)	621,700	17,314
International Rectifier Corp. (a)	1,384,100	48,596
Intersil Corp. Class A (a)	512,600	16,788
KLA-Tencor Corp. (a)	468,700	19,151
Kulicke & Soffa Industries, Inc. (a)	100,000	1,517
LAM Research Corp. (a)	1,456,438	27,614
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Lattice Semiconductor Corp. (a)	1,671,900	$ 29,258
LTX Corp. (a)	751,700	12,373
Marvell Technology Group Ltd. (a)	893,100	21,738
Micrel, Inc. (a)	325,900	8,196
Microchip Technology, Inc. (a)	185,000	5,776
Micron Technology, Inc. (a)	200,000	4,552
Microsemi Corp. (a)	2,800	98
National Semiconductor Corp. (a)	1,336,217	34,715
NVIDIA Corp. (a)	2,341,866	100,368
RF Micro Devices, Inc. (a)	396,500	8,104
Semtech Corp. (a)	783,800	29,588
Silicon Laboratories, Inc. (a)	3,200	78
Siliconix, Inc. (a)	72,800	1,837
United Microelectronics Corp. sponsored ADR (a)	596,400	3,399
		495,658
Software - 5.7%
Advent Software, Inc. (a)(d)	2,169,200	83,666
BMC Software, Inc. (a)	128,100	1,930
Business Objects SA sponsored ADR (a)	15,000	411
Cadence Design Systems, Inc. (a)	1,629,400	34,446
Compuware Corp. (a)	1,178,800	12,118
Electronic Arts, Inc. (a)	770,900	39,671
Informatica Corp. (a)	333,000	3,087
Jack Henry & Associates, Inc.	815,600	20,113
Mentor Graphics Corp. (a)	1,145,500	21,719
Mercury Interactive Corp. (a)	1,569,200	37,378
National Instruments Corp. (a)	229,800	6,621
NetIQ Corp. (a)	502,700	14,151
Network Associates, Inc. (a)	778,200	14,941
Numerical Technologies, Inc. (a)	100,000	2,468
Precise Software Solutions Ltd. (a)	584,900	11,177
Synopsys, Inc. (a)	482,400	22,673
		326,570
TOTAL INFORMATION TECHNOLOGY		1,352,931
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 0.8%
Chemicals - 0.3%
Ecolab, Inc.	355,800	$ 12,517
Engelhard Corp.	197,400	5,168
		17,685
Containers & Packaging - 0.1%
Pactiv Corp. (a)	323,800	5,246
Paper & Forest Products - 0.4%
Bowater, Inc.	71,400	3,193
International Paper Co.	509,100	18,226
		21,419
TOTAL MATERIALS		44,350
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	390,800	12,349
Citizens Communications Co. (a)	1,938,300	17,231
Qwest Communications International, Inc.	643,500	8,333
Telefonos de Mexico SA de CV Series L sponsored ADR	995,500	33,907
TeraBeam Networks (f)	12,800	13
		71,833
Wireless Telecommunication Services - 0.6%
Metro One Telecommunications, Inc. (a)(d)	1,224,900	36,931
TOTAL TELECOMMUNICATION SERVICES		108,764
UTILITIES - 0.7%
Electric Utilities - 0.0%
FirstEnergy Corp.	77,900	2,684
Gas Utilities - 0.2%
Kinder Morgan, Inc.	178,000	8,834
Water Utilities - 0.5%
American Water Works, Inc.	638,480	25,922
TOTAL UTILITIES		37,440
TOTAL COMMON STOCKS (Cost $4,233,903)		4,164,034
Convertible Preferred Stocks - 1.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. $1.8125 PIERS	545,000	$ 10,696
Media - 0.7%
Entercom Communication Capital Trust $3.125 TIDES	255,500	11,450
MediaOne Group, Inc. (Vodafone Group PLC) $3.04 PIES	250,000	6,406
Pegasus Communications Corp. $6.50	801,300	23,789
		41,645
TOTAL CONSUMER DISCRETIONARY		52,341
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
EVI, Inc. $2.50	337,000	14,956
FINANCIALS - 0.1%
Diversified Financials - 0.1%
Caremark Rx Capital Trust I $3.50	70,500	6,609
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Anthem, Inc. $3.00 (a)	20,000	1,134
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.5%
Cendant Corp. $3.875	755,000	28,155
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Crown Castle International Corp. $3.125 PIERS	213,000	5,911
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $123,128)		109,106
Convertible Bonds - 12.4%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. 4.75% 2/1/09	Caa3	$ 27,000	10,496
Media - 0.4%
Lamar Advertising Co. 5.25% 9/15/06	B2	21,940	20,973
Convertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (e)	Ba3	$ 2,500	$ 2,472
TOTAL CONSUMER DISCRETIONARY			33,941
ENERGY - 0.2%
Oil & Gas - 0.2%
Devon Energy Corp. 4.95% 8/15/08	Baa2	10,000	10,138
HEALTH CARE - 3.1%
Biotechnology - 3.0%
Alkermes, Inc. 3.75% 2/15/07	-	22,200	14,735
Aviron 5.25% 2/1/08	-	11,238	9,130
COR Therapeutics, Inc. 5% 3/1/07	CCC	4,650	4,071
CuraGen Corp. 6% 2/2/07	CCC	28,500	22,658
CV Therapeutics, Inc. 4.75% 3/7/07	-	27,071	23,273
Genzyme Corp. 3% 5/15/21	BB+	10,000	10,444
Gilead Sciences, Inc. 5% 12/15/07	-	9,600	14,184
Human Genome Sciences, Inc. 3.75% 3/15/07	CCC	51,350	39,219
Sepracor, Inc. 7% 12/15/05	-	19,800	19,404
Vertex Pharmaceuticals, Inc. 5% 9/19/07	-	14,100	9,269
ViroPharma, Inc. 6% 3/1/07	-	5,000	2,706
			169,093
Health Care Equipment & Supplies - 0.1%
Inhale Therapeutic Systems, Inc. 3.5% 10/17/07	-	12,020	7,279
TOTAL HEALTH CARE			176,372
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.6%
L-3 Communications Holdings, Inc. 4% 9/15/11 (e)	Ba3	30,000	30,300
Construction & Engineering - 0.2%
Shaw Group, Inc. 0% 5/1/21	Ba2	24,000	12,715
Machinery - 0.6%
Tyco International Group SA 0% 2/12/21	Baa1	48,250	35,554
TOTAL INDUSTRIALS			78,569
Convertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.5%
CIENA Corp. 3.75% 2/1/08	Ba3	$ 2,000	$ 1,258
Comverse Technology, Inc. 1.5% 12/1/05	BB	25,355	19,016
Finisar Corp. 5.25% 10/15/08 (e)	-	12,812	20,217
Juniper Networks, Inc. 4.75% 3/15/07	B2	43,730	31,048
Redback Networks, Inc. 5% 4/1/07	CCC-	10,360	5,084
Spectrasite Holdings, Inc. 6.75% 11/15/10	B3	21,340	7,921
			84,544
Electronic Equipment & Instruments - 0.7%
Sanmina Corp. 0% 9/12/20	Ba3	72,500	25,462
Solectron Corp. liquid yield option note 0% 5/8/20	Baa3	32,250	16,373
			41,835
Internet Software & Services - 0.1%
DoubleClick, Inc. 4.75% 3/15/06	B-	9,450	6,719
Semiconductor Equipment & Products - 1.0%
Amkor Technology, Inc. 5% 3/15/07	B3	10,000	5,316
ASML Holding NV 5.75% 10/15/06 (e)	-	3,868	4,095
Atmel Corp. 0% 5/23/21	CCC+	42,500	12,912
International Rectifier Corp. 4.25% 7/15/07	B2	21,000	17,455
RF Micro Devices, Inc. 3.75% 8/15/05	B-	20,000	16,700
TriQuint Semiconductor, Inc. 4% 3/1/07	-	2,500	1,916
			58,394
Software - 3.6%
BEA Systems, Inc. 4% 12/15/06	B	20,000	15,678
Manugistics Group, Inc. 5% 11/1/07	-	29,000	17,038
Mercury Interactive Corp. 4.75% 7/1/07	-	102,150	74,314
Network Associates, Inc. 5.25% 8/15/06 (e)	-	1,075	1,414
Rational Software Corp. 5% 2/1/07	-	83,770	68,641
Symantec Corp. 3% 11/1/06 (e)	-	24,700	26,846
			203,931
TOTAL INFORMATION TECHNOLOGY			395,423
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 6.25% 10/15/09	B3	1,000	793
Nextel Communications, Inc. 6% 6/1/11 (e)	B1	3,070	1,888
			2,681
Convertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Enron Corp. 0% 2/7/21	Baa1	$ 26,520	$ 12,464
TOTAL CONVERTIBLE BONDS (Cost $723,593)			709,588
Money Market Funds - 16.0%
	Shares
Fidelity Cash Central Fund, 2.81% (c)	847,952,197	847,952
Fidelity Securities Lending Cash Central Fund, 2.54% (c)	65,862,330	65,862
TOTAL MONEY MARKET FUNDS (Cost $913,814)		913,814
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 2.6%, dated 10/31/01 due 11/1/01 (Cost $11,114)	$ 11,115	11,114
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $6,005,552)		5,907,656
NET OTHER ASSETS - (3.2)%		(183,176)
NET ASSETS - 100%		$ 5,724,480
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $87,232,000 or 1.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Labs Investors LLC	7/12/01	$ 0
TeraBeam Networks	4/7/00	$ 48
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.6%
Baa	1.3%	BBB	0.9%
Ba	1.2%	BB	0.5%
B	1.4%	B	3.1%
Caa	0.2%	CCC	1.6%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $9,108,737,000 and $8,665,414,000, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $270,033,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $577,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,000 or 0% of net assets.

The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $259,000.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $6,050,319,000. Net unrealized depreciation aggregated $142,663,000, of which $359,049,000 related to appreciated investment securities and $501,712,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending April 30, 2002 approximately $89,438,000 of losses recognized during the period November 1, 2000 to April 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $64,308 and repurchase agreements of $11,114) (cost $6,005,552) - See accompanying schedule		$ 5,907,656
Receivable for investments sold		90,792
Receivable for fund shares sold		8,806
Dividends receivable		2,068
Interest receivable		9,646
Redemption fees receivable		1
Other receivables		690
Total assets		6,019,659
Liabilities
Payable for investments purchased	$ 217,882
Payable for fund shares redeemed	8,022
Accrued management fee	3,413
Collateral on securities loaned, at value	65,862
Total liabilities		295,179
Net Assets		$ 5,724,480
Net Assets consist of:
Paid in capital		$ 6,348,718
Undistributed net investment income		22,901
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(549,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(97,891)
Net Assets, for 283,271 shares outstanding		$ 5,724,480
Net Asset Value, offering price and redemption price per share ($5,724,480 ÷ 283,271 shares)		$20.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income
Dividends		$ 23,260
Interest		28,948
Security lending		465
Total income		52,673
Expenses
Management fee Basic fee	$ 18,821
Performance adjustment	3,782
Transfer agent fees	7,417
Accounting and security lending fees	374
Non-interested trustees' compensation	11
Custodian fees and expenses	79
Registration fees	30
Audit	23
Legal	18
Miscellaneous	12
Total expenses before reductions	30,567
Expense reductions	(3,178)	27,389
Net investment income		25,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(445,686)
Foreign currency transactions	(100)	(445,786)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(703,343)
Assets and liabilities in foreign currencies	3	(703,340)
Net gain (loss)		(1,149,126)
Net increase (decrease) in net assets resulting from operations		$ (1,123,842)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,284	$ 47,328
Net realized gain (loss)	(445,786)	159,451
Change in net unrealized appreciation (depreciation)	(703,340)	(37,759)
Net increase (decrease) in net assets resulting from operations	(1,123,842)	169,020
Distributions to shareholders from net investment income	(23,082)	(25,102)
Distributions to shareholders from net realized gain	-	(383,752)
Distributions to shareholders in excess of net realized gain	-	(97,510)
Total distributions	(23,082)	(506,364)
Share transactions Net proceeds from sales of shares	1,048,348	5,664,195
Reinvestment of distributions	22,348	491,163
Cost of shares redeemed	(1,157,110)	(2,931,496)
Net increase (decrease) in net assets resulting from share transactions	(86,414)	3,223,862
Redemption fees	165	87
Total increase (decrease) in net assets	(1,233,173)	2,886,605
Net Assets
Beginning of period	6,957,653	4,071,048
End of period (including undistributed net investment income of $22,901 and $21,769, respectively)	$ 5,724,480	$ 6,957,653
Other Information Shares
Sold	46,363	225,669
Issued in reinvestment of distributions	901	19,908
Redeemed	(52,184)	(119,394)
Net increase (decrease)	(4,920)	126,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 24.14	$ 25.13	$ 19.22	$ 18.80	$ 14.30	$ 14.83
Income from Investment Operations
Net investment income (loss) D	.09	.20	(.04)	.01	(.02)	.03
Net realized and unrealized gain (loss)	(3.94)	1.41	8.55	1.69	6.30	.73
Total from investment operations	(3.85)	1.61	8.51	1.70	6.28	.76
Less Distributions
From net investment income	(.08)	(.10)	(.01)	-	(.01)	(.03)
From net realized gain	-	(1.99)	(2.59)	(1.28)	(1.77)	(1.26)
In excess of net realized gain	-	(.51)	-	-	-	-
Total distributions	(.08)	(2.60)	(2.60)	(1.28)	(1.78)	(1.29)
Redemption fees added to paid in capital	.00	.00	-	-	-	-
Net asset value, end of period	$ 20.21	$ 24.14	$ 25.13	$ 19.22	$ 18.80	$ 14.30
Total Return B, C	(16.01)%	6.47%	49.47%	9.92%	46.55%	5.03%
Ratios to Average Net Assets E
Expenses before expense reductions	.94% A	.90%	.89%	.77%	.90%	1.00%
Expenses net of voluntary waivers, if any	.94% A	.90%	.89%	.77%	.90%	1.00%
Expenses net of all reductions	.84% A	.84%	.86%	.74%	.86%	.96%
Net investment income (loss)	.77% A	.81%	(.20)%	.08%	(.10)%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 5,724	$ 6,958	$ 4,071	$ 1,709	$ 1,898	$ 1,101
Portfolio turnover rate	303% A	218%	205%	121%	132%	155%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Mid-Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales and excise tax regulations

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to 0.75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment was .69% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,424,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $3,033,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $10,000 and $135,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Advent Software, Inc.	$ 12,908	$ -	$ -	$ 83,666
Metro One Telecommunications, Inc.	-	-	-	36,931
On Assignment, Inc.	411	-	-	22,623
Stellent, Inc.	11,026	-	-	33,269
TOTALS	$ 24,345	$ -	$ -	$ 176,489

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Beso Sikharulidze, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Chase Manhattan Bank, N.A.
New York, NY

* Independent trustees

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MCS-SANN-1201 150090
1.538556.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity ® Small Cap Stock	-5.02%	-8.80%	31.84%
Fidelity Small Cap Stock (incl. 2.00% trading fee)	-6.91%	-10.62%	31.84%
Russell 2000 ®	-11.13%	-12.70%	-4.08%
Small Cap Funds Average	-11.19%	-15.52%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 12, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 998 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Small Cap Stock	-8.80%	7.89%
Fidelity Small Cap Stock (incl. 2.00% trading fee)	-10.62%	7.89%
Russell 2000	-12.70%	-1.14%
Small Cap Funds Average	-15.52%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Small Cap Stock Fund on March 12, 1998, when the fund started. As the chart shows, by October 31, 2001, the value of the investment would have grown to $13,184 - a 31.84% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,592 - a 4.08% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The LipperSM small-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of October 31, 2001, the six month and one year cumulative total returns for the small-cap core fund's average were -7.16% and -5.62%, respectively. The one year average annual total return was -5.62%. The six month and one year cumulative total returns for the small-cap supergroup average were -9.21% and -10.57%, respectively. The one year average annual total return was -10.57%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The first signs of a recovery or just a positive blip in an otherwise bear market? That's the question many are asking after the Standard & Poor's 500SM Index, Dow Jones Industrial AverageSM and NASDAQ Composite ® Index all enjoyed positive performance in the month of October. Unfortunately, all three posted negative returns for the overall six-month period ending October 31, 2001. In that time, the S&P 500 ® fell 14.60%, the Dow dropped a nearly identical 14.66% and the NASDAQ declined 20.01%. Considering the glut of bleak economic news and anxiety-inducing events during the prior five months, double-digit losses aren't surprising. The tragic events of September 11 accelerated the downward momentum of an already-weak U.S. economy, contributing to a decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. Faced with a looming recession, Corporate America continued to cut costs, driving the U.S. unemployment rate to its highest level since 1996. Consumer confidence, one of the linchpins of the American economy, finally buckled, and consumer spending dropped to its lowest point in more than a decade. In response to the seemingly endless string of bad news, investors withdrew nearly $30 billion from stock mutual funds in September, the largest monthly outflow on record, according to the Investment Company Institute (ICI).

(Portfolio Manager photograph)
An interview with Paul Antico, Portfolio Manager of Fidelity Small Cap Stock Fund

Q. How did the fund perform, Paul?

A. While the fund had a negative return, it did well on a relative basis. For the six months that ended October 31, 2001, the fund fell 5.02%. This compared favorably with the Russell 2000 Index, which dropped 11.13%, and the small cap funds average, which declined 11.19%, according to Lipper Inc. For the 12-month period that ended October 31, 2001, the fund fell 8.80%, beating the returns of the Russell 2000 Index and the small cap funds average, which dropped 12.70% and 15.52%, respectively.

Q. What accounted for the fund's good relative performance?

A. As always, it was individual stock selection. I believe that during times of market dislocation, such as we've had during the past six months, people tend to react emotionally and often create tremendous opportunities for the astute buyer to find good stocks at attractive prices. This period was no different. With much greater volatility and most stocks trading down, particularly after the events of September 11, I used the fund's cash to increase established positions and initiate new positions in stocks that I liked. I didn't try to predict what would happen in the market or the economy in the short term; I just tried to find good long-term opportunities. With its many uncertainties, this environment actually helped the fund, which is designed to perform well in a stock picker's market. Generally, I tried to focus on buying the right securities rather than choosing the best sectors. I was able to sift through many stocks, including some that I had previously deemed overvalued, and found some good companies at bargain prices.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did you do the research necessary to make those choices?

A. I pursued several avenues of analysis - I talked to company management, conducted core research, worked very closely with Fidelity's research department to understand industry trends and risk/reward trade-offs, and employed outside researchers to conduct independent, in-depth third-party analysis.

Q. Where did that research and analysis pay off?

A. I found good performing stocks in a wide variety of industries and sectors. Venator Group, one of the fund's largest holdings during the period, merited its large weighting by delivering fantastic performance. The company spun off many lagging businesses and focused on its core subsidiary, Foot Locker, which began aggressively taking market share from its competitors. Cornell Companies, a private prison operator, benefited from stable earnings resulting from the company's long-term contracts with federal and state government. PETsMART made some significant improvements, such as remodeling for better store design, getting its Internet operations closer to break even and increasing its focus on such services as grooming and pet hotels, where margins are higher. As a result, PETsMART's prospects improved and its stock came back strongly.

Q. What about disappointments?

A. CEC Entertainment, the parent company of Chuck E. Cheese, performed poorly due to cost increases in labor, cheese and energy, while its same-store sales slipped unexpectedly. Insight Enterprises is a value-added re-seller of networking systems and consultant to small- and mid-size businesses. Its stock declined due to the slowdown in the technology industry. eFunds, the largest back-office processor for debit card transactions, has what I believe are attractive long-term prospects for increased debit card usage in the U.S. However, investors were disappointed that the company's growth was not as steady as desired, and its stock price declined.

Q. What's your outlook?

A. I continue to be cautiously optimistic. I am somewhat concerned about the market's quick comeback after September 11; typically, the market rebounds roughly six months before the end of a recession, and I think we may still be in for a longer period of bad news before we see a recovery. However, I believe the fund is well-positioned in this environment. I'm maintaining my typical long-term and valuation-sensitive orientation, currently holding a heavier concentration of cyclical stocks, and trying to get in early rather than timing the market. It can sometimes require great patience waiting for a cyclical stock to move, but when it does it can deliver a terrific return, thereby justifying the wait. Consumer spending may worsen, and the economy may get worse before it gets better, but I'll continue to look for the companies that can do well no matter what the environment.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with small market capitalizations

Fund number: 340

Trading symbol: FSLCX

Start date: March 12, 1998

Size: as of October 31, 2001, more than $1.1 billion

Manager: Paul Antico, since inception; manager, Fidelity Advisor Consumer Industries Fund, 1997-1998; several Fidelity Select Portfolios, 1993-1998; joined Fidelity in 1991

Paul Antico on liquidity and the impact it has on decision making:

"Most fund managers have to balance risk and reward. I have to balance risk, reward and liquidity - an added component of risk relative to small-cap stocks. Small-cap stocks generally are less liquid than large-cap stocks, for two reasons: One, there is simply less trading volume in general, and two, I usually must buy a larger portion of a small company's outstanding stock to have an impact on fund performance. This can cause the fund to inadvertently move markets because of the amount of a company's stock that it holds relative to the total number of outstanding shares. It also can make it difficult to sell shares if I need to - there may not be enough investors who are interested in buying large amounts of the stock. To avoid moving markets, I use strict price limits, and my traders help me monitor opportunities to buy or sell large blocks of stock. Further, liquidity constraints require that I invest with a long-term view, rather than trying to exploit minor price inefficiencies on a short-term basis. Often, these issues relating to liquidity prevent me from taking a large position in any single company. However, I believe that the downside of being a big fund in a small-cap stock universe is more than offset by the resources provided by Fidelity's research capabilities."

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
eFunds Corp.	3.2	2.1
Venator Group, Inc.	2.8	4.5
Alexandria Real Estate Equities, Inc.	2.5	2.1
Tech Data Corp.	2.2	1.2
Texas Industries, Inc.	2.0	0.9
CIMA Labs, Inc.	1.8	1.9
Electronics Boutique PLC	1.8	0.4
Apartment Investment & Management Co. Class A	1.6	2.3
York International Corp.	1.6	1.3
Owens-Illinois, Inc.	1.5	0.2
	21.0
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.5	27.9
Information Technology	18.8	14.6
Industrials	15.2	13.7
Materials	12.2	5.5
Health Care	11.0	11.7
Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Stocks 87.3%		Stocks 86.3%
	Convertible Securities 2.3%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 10.4%		Short-Term Investments and Net Other Assets 13.1%
* Foreign investments	12.8%	** Foreign investments	12.0%

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 0.7%
Keystone Automotive Industries, Inc. (a)	352,300	$ 4,760
Wabtec Corp.	227,100	2,771
		7,531
Hotels, Restaurants & Leisure - 3.7%
Ask Central PLC	1,125,000	2,538
CBRL Group, Inc.	325,300	8,168
CEC Entertainment, Inc. (a)	53,200	2,061
Checkers Drive-In Restaurants, Inc. (a)(c)	712,300	4,245
Hollywood Casino Corp. Class A (a)	683,050	5,184
IHOP Corp. (a)	225,500	5,764
Lakes Gaming, Inc. (a)	78,000	441
Mandalay Resort Group (a)	96,800	1,597
Outback Steakhouse, Inc. (a)	206,750	5,965
P.F. Chang's China Bistro, Inc. (a)	42,800	1,696
WMS Industries, Inc. (a)	98,600	1,770
Worldwide Restaurant Concepts, Inc. (a)(c)	2,713,800	2,985
		42,414
Household Durables - 1.2%
A.T. Cross & Co. Class A (a)	153,900	839
Applica, Inc. (a)	699,200	5,174
Clayton Homes, Inc.	175,000	2,450
Fleetwood Enterprises, Inc.	216,670	2,171
Helen of Troy Corp. (a)	312,700	3,143
		13,777
Internet & Catalog Retail - 1.9%
Insight Enterprises, Inc. (a)	1,017,200	16,530
Shop At Home, Inc. (a)(c)	2,457,900	5,432
		21,962
Leisure Equipment & Products - 0.3%
Midway Games, Inc. (a)	185,600	2,955
Media - 1.6%
Grupo Radio Centro SA de CV sponsored ADR	302,000	1,586
Radio One, Inc.:
Class A (a)	134,300	1,565
Class D (non-vtg.) (a)	276,500	3,194
Salem Communications Corp. Class A (a)	20,600	397
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Source Information Management Co. (a)(c)	1,220,000	$ 5,002
XM Satellite Radio Holdings, Inc. Class A (a)	928,000	6,626
		18,370
Multiline Retail - 0.8%
Dillard's, Inc. Class A	154,200	1,997
Liquidation World, Inc. (a)	338,100	2,128
Mothercare PLC	1,085,269	3,301
T.J. Hughes PLC	779,300	1,157
		8,583
Specialty Retail - 9.0%
Airspray NV	177,764	2,801
Borders Group, Inc. (a)	90,400	1,409
Christopher & Banks Corp. (a)	59,600	1,964
Designs, Inc. (a)	563,800	1,703
Electronics Boutique PLC	12,474,817	20,513
Forzani Group Ltd. Class A (a)	700,100	3,746
Gymboree Corp. (a)	350,000	3,028
Hancock Fabrics, Inc.	401,500	4,718
Hibbett Sporting Goods, Inc. (a)	185,300	5,003
La Senza Corp.	505,400	2,227
Pacific Sunwear of California, Inc. (a)	121,000	1,664
PC Connection, Inc. (a)	75,200	857
PETsMART, Inc. (a)	1,743,700	13,618
Regis Corp.	223,800	4,758
United Retail Group, Inc. (a)	236,200	1,415
Venator Group, Inc. (a)	2,207,900	32,015
		101,439
Textiles & Apparel - 0.8%
Ashworth, Inc. (a)(c)	1,315,000	6,549
Oshkosh B'Gosh, Inc. Class A	71,500	2,484
		9,033
TOTAL CONSUMER DISCRETIONARY		226,064
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 1.7%
Food & Drug Retailing - 0.3%
Duane Reade, Inc. (a)	59,200	$ 1,771
Fleming Companies, Inc.	76,826	1,852
		3,623
Food Products - 1.4%
AgriBioTech, Inc. warrants 12/31/01 (a)	60,000	0
Aurora Foods, Inc. (a)	82,300	358
Dean Foods Co.	99,500	4,463
Goodman Fielder Ltd.	3,500,000	2,486
Suiza Foods Corp. (a)	62,300	3,674
Tasty Baking Co.	239,200	4,066
		15,047
TOTAL CONSUMER STAPLES		18,670
ENERGY - 1.4%
Energy Equipment & Services - 0.9%
KBC Advanced Technologies PLC	1,351,600	2,557
Newpark Resources, Inc. (a)	275,000	1,680
Patterson-UTI Energy, Inc. (a)	150,000	2,703
W-H Energy Services, Inc.	149,800	3,021
		9,961
Oil & Gas - 0.5%
Pennzoil-Quaker State Co.	456,400	5,354
TOTAL ENERGY		15,315
FINANCIALS - 8.8%
Banks - 0.9%
Anglo Irish Bank Corp. PLC	600,000	1,834
Cassa Di Risparmio Di Firenze	2,000,000	1,789
Commerce Bancorp, Inc.	25,100	1,832
Pacific Century Financial Corp.	119,600	2,787
Silicon Valley Bancshares (a)	102,900	2,412
		10,654
Diversified Financials - 0.3%
Farmer Mac Class C (non-vtg.) (a)	81,600	3,574
Insurance - 1.5%
Kingsway Financial Services, Inc. (a)	511,800	5,097
Markel Corp. (a)	11,700	2,293
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	43,000	$ 2,000
UICI (a)	200,600	3,039
Vesta Insurance Group Corp.	335,000	4,268
		16,697
Real Estate - 6.1%
Alexandria Real Estate Equities, Inc.	709,700	28,530
Apartment Investment & Management Co. Class A	441,000	18,509
Arden Realty, Inc.	100,000	2,463
CenterPoint Properties Trust (SBI)	65,100	3,027
Correctional Properties Trust	305,800	5,046
Corrections Corp. of America (a)	101,300	1,783
Mack-Cali Realty Corp.	100,000	3,100
Prentiss Properties Trust (SBI)	127,600	3,241
Reckson Associates Realty Corp.	123,900	2,850
		68,549
TOTAL FINANCIALS		99,474
HEALTH CARE - 10.9%
Biotechnology - 4.1%
Affymetrix, Inc. (a)	116,800	3,510
BioReliance Corp. (a)	70,000	1,866
Cepheid, Inc. (a)	300,000	1,935
Connetics Corp. (a)	562,200	4,486
Decode Genetics, Inc. (a)	400,000	3,200
Exelixis, Inc. (a)	265,230	3,554
Geneva Proteomics (e)	43,000	473
Human Genome Sciences, Inc. (a)	225,200	9,600
Karo Bio AB (a)	145,000	4,513
Lifelink Monitoring Corp. warrants 11/28/02 (a)(e)	568,551	6
Myriad Genetics, Inc. (a)	248,700	11,440
Visible Genetics, Inc. (a)	100,000	1,451
		46,034
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc.	221,500	966
Bioject Medical Technologies, Inc. (a)	40,700	411
Caliper Technologies Corp. (a)	80,000	966
Cygnus, Inc. (a)	106,400	532
I-Stat Corp. (a)	247,100	1,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Instrumentarium Oyj	80,000	$ 2,916
Medical Action Industries, Inc. (a)	209,400	4,356
ORATEC Interventions, Inc. (a)	107,800	662
Steris Corp. (a)	78,410	1,756
		14,109
Health Care Providers & Services - 2.3%
American Healthways, Inc. (a)	100,000	4,058
Caremark Rx, Inc. (a)	211,300	2,831
Covance, Inc. (a)	114,800	2,107
Matria Healthcare, Inc. (a)	139,300	3,377
Priority Healthcare Corp. Class B (a)	119,300	3,447
Res-Care, Inc. (a)	334,700	3,009
Sunrise Assisted Living, Inc. (a)	98,200	2,935
U.S. Physical Therapy, Inc. (a)	272,700	4,800
		26,564
Pharmaceuticals - 3.3%
Alpharma, Inc. Class A	99,400	2,753
CIMA Labs, Inc. (a)	386,100	20,869
NPS Pharmaceuticals, Inc. (a)	90,200	3,259
Perrigo Co. (a)	435,500	6,441
SkyePharma PLC (a)	3,711,900	2,890
SYN X Pharma, Inc. (a)	145,200	640
		36,852
TOTAL HEALTH CARE		123,559
INDUSTRIALS - 15.2%
Airlines - 0.4%
Alaska Air Group, Inc. (a)	191,600	4,675
Building Products - 1.8%
Glaverbel SA	35,000	2,864
York International Corp.	578,000	17,710
		20,574
Commercial Services & Supplies - 8.9%
Bright Horizons Family Solutions, Inc. (a)	95,800	2,434
Charles River Associates, Inc. (a)	192,000	3,646
Childtime Learning Centers, Inc. (a)(c)	408,300	2,781
Coinstar, Inc. (a)	742,200	13,708
Corinthian Colleges, Inc. (a)	91,600	3,346
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cornell Companies, Inc. (a)(c)	820,700	$ 13,583
Cross Country, Inc.	110,100	2,245
eFunds Corp. (a)(c)	2,336,380	36,204
FTI Consulting, Inc. (a)	98,500	2,921
Insurance Auto Auctions, Inc. (a)	156,780	2,276
Johnson Service Group PLC	750,000	3,498
Labor Ready, Inc. (a)	889,200	3,166
Medialink Worldwide, Inc. (a)(c)	567,100	1,843
ProsoftTraining.com (a)(c)	2,276,500	1,002
Robert Walters PLC	780,544	977
Unifirst Corp.	379,930	6,668
		100,298
Electrical Equipment - 1.9%
Baldor Electric Co.	564,900	10,744
Hubbell, Inc. Class B	310,300	8,477
Kongsberg Gruppen ASA (a)	225,000	2,492
		21,713
Machinery - 2.0%
Albany International Corp. Class A (a)	108,800	2,122
Astec Industries, Inc. (a)	193,400	2,476
Circor International, Inc.	214,100	3,779
CNH Global NV	510,000	2,713
Flowserve Corp. (a)	151,400	3,540
Kennametal, Inc.	70,000	2,463
Milacron, Inc.	265,800	3,152
Navistar International Corp.	80,000	2,400
		22,645
Road & Rail - 0.2%
Avis Europe PLC	1,000,000	1,692
TOTAL INDUSTRIALS		171,597
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.2%
Avocent Corp. (a)	214,300	3,999
Cable Design Technologies Corp. (a)	96,950	1,239
Crown Castle International Corp. (a)	12,734	149
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SBA Communications Corp. Class A (a)	349,700	$ 2,868
Spectrasite Holdings, Inc. (a)	2,255,620	5,188
		13,443
Electronic Equipment & Instruments - 5.0%
Arrow Electronics, Inc. (a)	266,200	6,509
Avnet, Inc.	369,800	7,629
Flir Systems, Inc. (a)	38,900	1,802
Ingram Micro, Inc. Class A (a)	960,000	12,288
Melexis NV (a)	297,900	2,145
NU Horizons Electronics Corp. (a)	86,000	667
Tech Data Corp. (a)	590,500	25,208
Zomax, Inc. (a)	124,800	631
		56,879
Internet Software & Services - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	701,300	2,265
Trader.com NV (A Shares) (a)	350,000	1,985
		4,250
IT Consulting & Services - 2.0%
Azlan Group PLC (a)	1,940,000	3,162
New Horizons Worldwide, Inc. (a)	275,570	2,893
StarTek, Inc. (a)	312,800	5,274
Technology Solutions Co. (a)	2,184,000	4,412
Teleplan International NV (a)	500,000	7,152
		22,893
Semiconductor Equipment & Products - 4.3%
Advanced Power Technology, Inc. (a)	340,700	3,226
ATMI, Inc. (a)	278,500	5,308
Cymer, Inc. (a)	120,000	2,508
DuPont Photomasks, Inc. (a)	79,000	2,847
Fairchild Semiconductor International, Inc. Class A (a)	303,230	6,444
Integrated Silicon Solution (a)	274,600	2,853
Lattice Semiconductor Corp. (a)	200,200	3,504
LTX Corp. (a)	60,600	997
Oak Technology, Inc. (a)	375,600	3,752
Silicon Storage Technology, Inc. (a)	799,900	7,159
Siliconware Precision Industries Co. Ltd. ADR	2,146,600	5,474
Virage Logic Corp. (a)	433,890	4,317
		48,389
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.2%
Articon-Integralis AG (Reg.) (a)	40,873	$ 361
Autonomy Corp. PLC (a)	1,125,000	4,813
ILOG SA sponsored ADR (a)	232,800	1,862
MapInfo Corp. (a)	135,850	1,232
MicroStrategy, Inc. Class A (a)	852,200	2,344
Moldflow Corp. (a)	47,000	482
Novo Group Oyj	1,323,350	2,978
Numerical Technologies, Inc. (a)	133,700	3,300
NYFIX, Inc. (a)	185,300	3,298
Phoenix Technologies Ltd. (a)(c)	1,311,600	12,001
Sybase, Inc. (a)	259,600	3,531
Synplicity, Inc.	55,000	532
Take-Two Interactive Software, Inc. (a)	205,190	2,858
TALX Corp.	133,700	2,273
Vastera, Inc. (a)	439,900	5,367
		47,232
TOTAL INFORMATION TECHNOLOGY		193,086
MATERIALS - 12.2%
Chemicals - 2.0%
Celanese AG (Reg.)	390,000	5,635
Georgia Gulf Corp.	180,700	3,211
Lyondell Chemical Co.	250,500	3,334
Millennium Chemicals, Inc.	281,800	2,686
Minerals Technologies, Inc.	139,500	5,706
PolyOne Corp.	248,800	2,127
		22,699
Construction Materials - 3.5%
Centex Construction Products, Inc.	147,200	4,843
Martin Marietta Materials, Inc.	279,860	11,172
Texas Industries, Inc.	754,400	22,707
		38,722
Containers & Packaging - 2.4%
Applied Extrusion Technologies, Inc. (a)(c)	672,300	5,352
Chesapeake Corp.	101,400	2,872
Owens-Illinois, Inc. (a)	2,830,500	17,266
Silgan Holdings, Inc. (a)	88,400	1,781
		27,271
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 4.3%
Acerinox SA (Reg.)	278,000	$ 8,707
AK Steel Holding Corp.	589,900	5,368
Allegheny Technologies, Inc.	175,000	2,590
Aquarius Platinum Ltd.	1,100,000	4,270
Century Aluminum Co.	507,200	4,945
Falconbridge Ltd.	225,000	2,040
Murchison United NL (a)	4,500,000	2,267
Outokumpu Oyj (A Shares)	494,600	4,007
Salzgitter AG	450,000	3,666
Steel Dynamics, Inc. (a)	198,279	2,062
USX - U.S. Steel Group	428,900	6,172
Worthington Industries, Inc.	199,600	2,595
		48,689
TOTAL MATERIALS		137,381
TOTAL COMMON STOCKS (Cost $978,106)		985,146
Convertible Preferred Stocks - 0.6%

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Lifelink Monitoring Corp. Series A (e)	852,829	1,228
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Crown Castle International Corp. $3.125 PIERS	180,000	4,995
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,181)		6,223
Convertible Bonds - 1.7%
Moody's Ratings (unaudited)		Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Specialty Retail - 0.5%
PETsMART, Inc. 6.75% 11/1/04	B3	$ 5,120	5,379
Convertible Bonds - continued
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 1.2%
Semiconductor Equipment & Products - 1.2%
Kulicke & Soffa Industries, Inc. 5.25% 8/15/06 (d)	B3	$ 13,450	$ 13,568
TOTAL CONVERTIBLE BONDS (Cost $16,421)			18,947
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 2.81% (b)	110,516,045	110,516
Fidelity Securities Lending Cash Central Fund, 2.54% (b)	20,426,275	20,426
TOTAL MONEY MARKET FUNDS (Cost $130,942)		130,942
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 2.6%, dated 10/31/01 due 11/1/01 (Cost $4,728)	$ 4,728	4,728
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,138,378)		1,145,986
NET OTHER ASSETS - (1.6)%		(17,691)
NET ASSETS - 100%		$ 1,128,295
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,568,000 or 1.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneva Proteomics	7/7/00	$ 237
Lifelink Monitoring Corp. warrants 11/28/02	11/28/00	$ 6
Lifelink Monitoring Corp. Series A	11/28/00 - 6/6/01	$ 3,006
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.2%
United Kingdom	4.2
Canada	1.5
Netherlands	1.4
Finland	1.0
Others (individually less than 1%)	4.7
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $855,383,000 and $788,197,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $95,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,707,000 or 0.2% of net assets.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,148,144,000. Net unrealized depreciation aggregated $2,158,000, of which $133,468,000 related to appreciated investment securities and $135,626,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,891 and repurchase agreements of $4,728) (cost $1,138,378) - See accompanying schedule		$ 1,145,986
Receivable for investments sold		25,906
Receivable for fund shares sold		734
Dividends receivable		841
Interest receivable		528
Redemption fees receivable		4
Other receivables		39
Total assets		1,174,038
Liabilities
Payable for investments purchased	$ 24,021
Payable for fund shares redeemed	455
Accrued management fee	820
Other payables and accrued expenses	21
Collateral on securities loaned, at value	20,426
Total liabilities		45,743
Net Assets		$ 1,128,295
Net Assets consist of:
Paid in capital		$ 1,154,789
Undistributed net investment income		2,855
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,962)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,613
Net Assets, for 90,285 shares outstanding		$ 1,128,295
Net Asset Value, offering price and redemption price per share ($1,128,295 ÷ 90,285 shares) A		$12.50

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Dividends (including $152 received from affiliated issuers)		$ 5,280
Interest		3,576
Security lending		203
Total income		9,059
Expenses
Management fee Basic fee	$ 4,347
Performance adjustment	819
Transfer agent fees	1,255
Accounting and security lending fees	151
Non-interested trustees' compensation	2
Custodian fees and expenses	97
Registration fees	32
Audit	17
Legal	3
Miscellaneous	2
Total expenses before reductions	6,725
Expense reductions	(344)	6,381
Net investment income		2,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(8,042) on sales of investments in affiliated issuers)	(23,829)
Foreign currency transactions	(34)	(23,863)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(44,766)
Assets and liabilities in foreign currencies	13	(44,753)
Net gain (loss)		(68,616)
Net increase (decrease) in net assets resulting from operations		$ (65,938)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,678	$ 3,949
Net realized gain (loss)	(23,863)	25,769
Change in net unrealized appreciation (depreciation)	(44,753)	(36,465)
Net increase (decrease) in net assets resulting from operations	(65,938)	(6,747)
Distributions to shareholders From net investment income	-	(3,267)
From net realized gain	-	(37,655)
In excess of net realized gain	-	(12,345)
Total distributions	-	(53,267)
Share transactions Net proceeds from sales of shares	143,282	367,531
Reinvestment of distributions	-	51,902
Cost of shares redeemed	(113,714)	(166,493)
Net increase (decrease) in net assets resulting from share transactions	29,568	252,940
Redemption fees	1,461	2,890
Total increase (decrease) in net assets	(34,909)	195,816
Net Assets
Beginning of period	1,163,204	967,388
End of period (including undistributed net investment income of $2,855 and $247, respectively)	$ 1,128,295	$ 1,163,204
Other Information Shares
Sold	10,719	26,699
Issued in reinvestment of distributions	-	3,883
Redeemed	(8,792)	(12,605)
Net increase (decrease)	1,927	17,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.16	$ 13.74	$ 9.46	$ 10.55	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.05	(.00)	.00	.01
Net realized and unrealized gain (loss)	(.71)	.02	4.22	(1.20)	.54
Total from investment operations	(.68)	.07	4.22	(1.20)	.55
Less Distributions
From net investment income	-	(.04)	-	(.01)	-
In excess of net investment income	-	-	-	(.01)	-
From net realized gain	-	(.49)	-	-	-
In excess of net realized gain	-	(.16)	-	-	-
Total distributions	-	(.69)	-	(.02)	-
Redemption fees added to paid in capital	.02	.04	.06	.13	-
Net asset value, end of period	$ 12.50	$ 13.16	$ 13.74	$ 9.46	$ 10.55
Total Return B, C	(5.02)%	0.78%	45.24%	(10.12)%	5.50%
Ratios to Average Net Assets E
Expenses before expense reductions	1.13% A	1.10%	1.17%	1.04%	1.88% A
Expenses net of voluntary waivers, if any	1.13% A	1.10%	1.17%	1.04%	1.50% A
Expenses net of all reductions	1.07% A	1.05%	1.13%	.99%	1.48% A
Net investment income (loss)	.45% A	.36%	(.01)%	.01%	.67% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,128	$ 1,163	$ 967	$ 426	$ 738
Portfolio turnover rate	151% A	126%	120%	170%	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the period March 12, 1998 (commencement of operations) to April 30, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Trading (Redemption) Fees. Shares held in the fund less than three years are subject to a trading fee equal to 2.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment was .86% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,875,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $335,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $5,000 and $4,000, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Applied Extrusion Technologies, Inc.	$ 239	$ -	$ -	$ 5,352
Ashworth, Inc.	4,646	-	-	6,549
Casual Male Corp.	-	1,481	-	-
Checkers Drive-In Restaurants, Inc.	1,201	-	-	4,245
Childtime Learning Centers, Inc.	-	-	-	2,781
Coinstar, Inc.	-	9,956	-	-
Cornell Companies, Inc.	379	2,663	-	13,583
Correctional Properties Trust	-	672	152	-
eFunds Corp.	22	-	-	36,204
Hibbett Sporting Goods, Inc.	70	5,495	-	-
I-Stat Corp.	-	-	-	-
Mainspring Inc.	-	1,802	-	-
Medialink Worldwide, Inc.	-	-	-	1,843
Murchison United NL	-	-	-	-
New Horizons Worldwide, Inc.	1,021	7,979	-	-
Papa John's International, Inc.	-	2,776	-	-
Phoenix Technologies Ltd.	183	-	-	12,001
ProsoftTraining.com	-	-	-	1,002
Shop At Home, Inc.	1,054	3,603	-	5,432
Source Information Management Co.	-	7,574	-	5,002
Worldwide Restaurant Concepts, Inc.	-	-	-	2,985
TOTALS	$ 8,815	$ 44,001	$ 152	$ 96,979

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Richard A. Spillane, Jr., Vice President

Paul Antico, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SLCX-SANN-1201 xxxxxx
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

500 Index

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® 500 Index	-14.69%	-25.02%	59.79%	223.80%
S&P 500 ®	-14.60%	-24.90%	61.36%	232.44%
S&P 500 Index Objective Funds Average	-14.89%	-25.33%	57.59%	220.14%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 ® Index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 170 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan 500 Index	-25.02%	9.83%	12.47%
S&P 500	-24.90%	10.04%	12.76%
S&P 500 Index Objective Funds Average	-25.33%	9.52%	12.34%

Average annual total returns take the fund's cumulative returns and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund on October 31, 1991. As the chart shows, by October 31, 2001, the value of the investment would have grown to $32,380 - a 223.80% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $33,244 - a 232.44% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper S&P 500 funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of October 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the S&P 500 funds average were -14.89%, -25.33%, 57.59% and 220.14%, respectively. The one year, five year and 10 year average annual total returns were -25.33%, 9.52% and 12.34%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with James Creighton, who oversees the Spartan 500 Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc. (formerly Bankers Trust), sub-adviser of the fund.

Q. How did the fund perform, James?

A. For the six months that ended October 31, 2001, the fund returned -14.69%, which was in line with the performance of the Standard & Poor's 500 Index, which returned -14.60%. The fund also compares itself to the S&P 500 index objective funds average tracked by Lipper Inc., which returned -14.89% during the same period. For the 12 months that ended October 31, 2001, the fund returned -25.02%, while the S&P 500 index and the Lipper average posted returns of -24.90% and -25.33%, respectively.

Q. First of all, James, can you address how the tragic events of September 11 affected the market's performance?

A. It's difficult to quantify the far-reaching implications of the terrorist attacks on the United States, except to say that these events affected every market sector imaginable and changed the results of the index as a whole for the past six-month period. The tragedies transformed the prior gradual slowdown in the economy into an immediate downward spiral. As everyone on Wall Street tried to make sense of what this meant for the economy during the first few days, we watched a row of dominoes fall in Corporate America. Airlines were hurt immediately as fear kept people from flying, which forced layoffs and losses in that industry. In turn, aerospace manufacturers saw huge drops in future orders and also had to announce layoffs. Every industry that relies on air travel - such as hotels, restaurants and theaters - was hurt. On top of that, consumers stopped spending money as fears about more attacks and layoffs began to reverberate around the country. For the first time in decades, market watchers began questioning the stability of the U.S. economy.

Q. Were there any bright spots in the economy during the period?

A. Actually, yes. The best news was that the response to the attacks could have been much worse. An immediate pause in consumer spending and investments was expected and did happen. But, overall, the market showed quite a bit of resiliency. Investors took a "wait-and-see" approach, rather than panicking and removing all of their money from equities. In addition, many companies in the index displayed staying power and attractive fundamentals, despite the bleaker economic climate. More specifically, market watchers expected the insurance and airline industries to suffer the biggest losses, and that happened. On the flip side, though, defense stocks benefited as the government began issuing large contracts, and a handful of telecommunications stocks surged as consumers looked to cellular phones for a greater sense of security. On top of these promising bits of news for the stock market, the dollar remained stable.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did Fed rate cuts help the economy during the period?

A. To try and help jump-start the flailing economy, the Federal Reserve Board, which is responsible for helping to ensure the overall health of the U.S. economy through its monetary and interest-rate policy, reduced rates nine times between January 3 and the end of October. Two of those rate cuts occurred between September 11 and the end of the period. Although the rate cuts do provide consumers with a stimulus to borrow money to buy houses or refinance their homes, the overall impact of these cuts takes some time to filter through to all layers of society. The market surged each day that a rate cut was announced as a promising sign that the government would utilize policy to stimulate the economy. These stimuli were important emotional boosts, particularly after the unemployment rate surged to almost 6% by the end of the period.

Q. What stocks in the index performed well?

A. Even in times of great uncertainty and a slowing economy, people still need health care services. Therefore, stocks in this sector - such as Johnson & Johnson and Abbott Laboratories - contributed to performance over the past six months. Finance was another stable sector of the economy, as we watched stocks such as Bank of America perform relatively well. Consumers were enticed to borrow money - particularly to obtain or refinance mortgages - amidst an attractive environment of falling interest rates. Another contributor was Procter & Gamble, which was rewarded for its strong product line and relatively consistent earnings growth.

Q. Specifically, which stocks in the index were the most disappointing?

A. The biggest detractor - partly because of its heavy weighting within the index - was General Electric. The stock suffered after European regulators thwarted its plans to buy Honeywell earlier in the year and lost ground on news that long-time - and hugely successful - CEO Jack Welch was retiring. Technology stocks, in general, were among the biggest disappointments in the index. This sector was already suffering from an inability to keep up with inflated price-to-earnings ratios, and, after the terrorist attacks, investors left riskier technology stocks in search of "safe haven" stocks. In particular, AOL Time Warner, Intel, Viacom and Qwest Communications were among the biggest detractors from the index's performance over the past six months.

Q. What's your outlook?

A. The biggest factor in a large-scale rebound will be consumer confidence and spending. Market observers will be paying close attention to that data - particularly whether people are traveling and shopping during the upcoming holiday season. I believe the U.S. will live through a moderate recession in the near term until all of the damages of the terrorist attacks have been assessed. The government and U.S. companies immediately began working on new policies and productivity schedules, respectively, to handle the vast changes made to our society. When consumer confidence climbs and demand for products and services returns to more normal levels, we may again see unemployment numbers drop and the economy begin to rebound.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks total return that corresponds to that of the Standard & Poor's 500 Index

Fund number: 317

Trading symbol: FSMKX

Start date: March 6, 1990

Size: as of October 31, 2001, more than $7.7 billion

Sub-adviser: Deutsche Asset Management, Inc. (formerly Bankers Trust), since 1997

James Creighton on changes to the S&P 500:

"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added or deleted from the index. Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."

Here are some of the changes to the index during the past six months involving some well-known companies:

  May 11, 2001: Pepsi Bottling Group was added to the index in place of Adaptec, which was moved to the S&P Small Cap 600 index after spinning off its Roxio subsidiary to shareholders.
  June 27, 2001: John Hancock Financial was added to the index in place of Harcourt General. Harcourt was removed from the index after being acquired by Reed-Elsevier, which is not an index component.
  July 6, 2001: AT&T Wireless Group was added to the index after being spun off by S&P 500 component AT&T Corp. AT&T Wireless replaced Potlatch Group, which was moved to the S&P Mid Cap 400 index.
  August 2, 2001: PMC-Sierra was added to the index in place of Quaker Oats, which was acquired by S&P 500 component PepsiCo.
  August 29, 2001: CIENA was added to the index in place of American General, which was acquired by S&P 500 component American International Group.
  October 9, 2001: Equity Office Properties was added to the index in place of Texaco, which was acquired by S&P 500 component Chevron.

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.7	4.2
Microsoft Corp.	3.2	3.2
Exxon Mobil Corp.	2.8	2.7
Pfizer, Inc.	2.7	2.4
Wal-Mart Stores, Inc.	2.4	2.0
Citigroup, Inc.	2.3	2.2
American International Group, Inc.	2.1	1.7
International Business Machines Corp.	1.9	1.8
Johnson & Johnson	1.8	1.2
Intel Corp.	1.7	1.8
	24.6
Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.5	16.8
Information Technology	16.3	18.6
Health Care	15.1	12.9
Consumer Discretionary	12.1	12.6
Industrials	10.6	11.1
Consumer Staples	8.8	7.4
Energy	6.8	6.9
Telecommunication Services	5.7	5.8
Utilities	3.5	4.1
Materials	2.6	2.5
Asset Allocation (% of fund's net assets)
To match the Standard & Poor's 500 Index, Spartan 500 Index seeks 100% investment exposure to stock at all times.

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	59,265	$ 783
Dana Corp.	120,388	1,294
Delphi Automotive Systems Corp.	448,919	5,212
Goodyear Tire & Rubber Co.	126,648	2,359
Johnson Controls, Inc.	68,684	4,967
TRW, Inc.	96,974	3,277
Visteon Corp.	104,528	1,244
		19,136
Automobiles - 0.7%
Ford Motor Co.	1,462,545	23,474
General Motors Corp.	438,766	18,130
Harley-Davidson, Inc.	243,382	11,015
		52,619
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	493,392	10,746
Darden Restaurants, Inc.	95,499	3,058
Harrah's Entertainment, Inc. (a)	93,550	2,725
Hilton Hotels Corp.	294,249	2,519
International Game Technology (a)	45,996	2,348
Marriott International, Inc. Class A	194,460	6,092
McDonald's Corp.	1,033,033	26,931
Starbucks Corp. (a)	305,528	5,231
Starwood Hotels & Resorts Worldwide, Inc. unit	157,890	3,480
Tricon Global Restaurants, Inc. (a)	118,055	5,972
Wendy's International, Inc.	91,918	2,417
		71,519
Household Durables - 0.4%
American Greetings Corp. Class A	50,779	712
Black & Decker Corp.	66,216	2,191
Centex Corp.	48,164	1,843
Fortune Brands, Inc.	121,932	4,493
KB HOME	35,936	1,062
Leggett & Platt, Inc.	160,023	3,468
Maytag Corp.	62,039	1,730
Newell Rubbermaid, Inc.	212,723	5,880
Pulte Homes, Inc.	32,956	1,071
Snap-On, Inc.	46,901	1,255
The Stanley Works	68,084	2,609
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	46,154	$ 941
Whirlpool Corp.	54,301	3,205
		30,460
Leisure Equipment & Products - 0.2%
Brunswick Corp.	71,176	1,273
Eastman Kodak Co.	255,869	6,543
Hasbro, Inc.	140,114	2,322
Mattel, Inc.	348,535	6,598
		16,736
Media - 3.9%
AOL Time Warner, Inc. (a)	3,545,638	110,659
Clear Channel Communications, Inc. (a)	484,809	18,481
Comcast Corp. Class A (special) (a)	753,965	27,022
Dow Jones & Co., Inc.	68,975	3,104
Gannett Co., Inc.	211,118	13,343
Interpublic Group of Companies, Inc.	299,254	6,718
Knight-Ridder, Inc.	58,420	3,286
McGraw-Hill Companies, Inc.	155,728	8,188
Meredith Corp.	39,701	1,310
Omnicom Group, Inc.	146,038	11,213
The New York Times Co. Class A	127,027	5,240
TMP Worldwide, Inc. (a)	84,939	2,535
Tribune Co.	238,189	7,193
Univision Communications, Inc. Class A (a)	166,262	4,157
Viacom, Inc. Class B (non-vtg.) (a)	1,430,825	52,239
Walt Disney Co.	1,667,510	30,999
		305,687
Multiline Retail - 3.5%
Big Lots, Inc.	89,830	656
Costco Wholesale Corp. (a)	375,702	14,213
Dillard's, Inc. Class A	69,032	894
Dollar General Corp.	265,014	3,787
Family Dollar Stores, Inc.	114,481	3,304
Federated Department Stores, Inc. (a)	160,608	5,138
JCPenney Co., Inc.	213,646	4,640
Kmart Corp. (a)	397,200	2,435
Kohls Corp. (a)	268,110	14,910
Nordstrom, Inc.	106,796	1,506
Sears, Roebuck & Co.	265,305	10,286
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	721,127	$ 22,463
The May Department Stores Co.	242,084	7,614
Wal-Mart Stores, Inc.	3,585,924	184,316
		276,162
Specialty Retail - 2.0%
AutoZone, Inc. (a)	89,817	5,257
Bed Bath & Beyond, Inc. (a)	231,186	5,794
Best Buy Co., Inc. (a)	167,454	9,193
Circuit City Stores, Inc. - Circuit City Group	167,066	2,292
Gap, Inc.	685,718	8,962
Home Depot, Inc.	1,862,476	71,202
Lowe's Companies, Inc.	614,346	20,949
Office Depot, Inc. (a)	238,913	3,249
RadioShack Corp.	148,749	3,717
Sherwin-Williams Co.	125,017	3,045
Staples, Inc. (a)	365,583	5,330
The Limited, Inc.	340,208	3,793
Tiffany & Co., Inc.	117,225	2,742
TJX Companies, Inc.	223,723	7,562
Toys 'R' Us, Inc. (a)	158,641	3,014
		156,101
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	41,889	1,906
NIKE, Inc. Class B	216,402	10,682
Reebok International Ltd. (a)	45,157	937
VF Corp.	89,386	2,969
		16,494
TOTAL CONSUMER DISCRETIONARY		944,914
CONSUMER STAPLES - 8.8%
Beverages - 2.7%
Adolph Coors Co. Class B	29,779	1,482
Anheuser-Busch Companies, Inc.	716,169	29,836
Brown-Forman Corp. Class B (non-vtg.)	54,669	3,250
Coca-Cola Enterprises, Inc.	342,593	6,287
Pepsi Bottling Group, Inc.	114,700	5,331
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	1,435,870	$ 69,941
The Coca-Cola Co.	1,984,560	95,021
		211,148
Food & Drug Retailing - 1.2%
Albertson's, Inc.	325,251	10,379
CVS Corp.	314,370	7,513
Kroger Co. (a)	651,190	15,928
Safeway, Inc. (a)	405,894	16,905
SUPERVALU, Inc.	105,606	2,254
Sysco Corp.	536,605	12,938
Walgreen Co.	836,367	27,082
Winn-Dixie Stores, Inc.	112,797	1,248
		94,247
Food Products - 1.6%
Archer-Daniels-Midland Co.	529,520	7,376
Campbell Soup Co.	325,739	9,199
ConAgra Foods, Inc.	428,480	9,812
General Mills, Inc.	227,037	10,426
H.J. Heinz Co.	278,214	11,807
Hershey Foods Corp.	109,003	6,947
Kellogg Co.	323,847	9,877
Ralston Purina Co.	247,183	8,105
Sara Lee Corp.	627,538	13,988
Unilever NV (NY Shares)	456,017	23,704
Wm. Wrigley Jr. Co.	180,205	9,019
		120,260
Household Products - 1.7%
Clorox Co.	188,723	6,737
Colgate-Palmolive Co.	447,607	25,746
Kimberly-Clark Corp.	424,627	23,571
Procter & Gamble Co.	1,052,222	77,633
		133,687
Personal Products - 0.5%
Alberto-Culver Co. Class B	45,162	1,908
Avon Products, Inc.	189,313	8,866
Gillette Co.	841,401	26,159
		36,933
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Philip Morris Companies, Inc.	1,768,741	$ 82,777
UST, Inc.	131,923	4,434
		87,211
TOTAL CONSUMER STAPLES		683,486
ENERGY - 6.8%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	267,826	9,596
Halliburton Co.	342,346	8,453
Nabors Industries, Inc. (a)	117,233	3,604
Noble Drilling Corp. (a)	106,994	3,269
Rowan Companies, Inc. (a)	73,534	1,242
Schlumberger Ltd. (NY Shares)	457,325	22,144
Transocean Sedco Forex, Inc.	253,728	7,650
		55,958
Oil & Gas - 6.1%
Amerada Hess Corp.	73,209	4,301
Anadarko Petroleum Corp.	203,921	11,634
Apache Corp.	101,059	5,215
Ashland, Inc.	55,713	2,243
Burlington Resources, Inc.	173,360	6,458
ChevronTexaco Corp.	864,598	76,560
Conoco, Inc.	509,517	13,095
Devon Energy Corp.	105,030	4,023
EOG Resources, Inc.	95,899	3,392
Exxon Mobil Corp.	5,510,114	217,374
Kerr-McGee Corp.	77,214	4,448
Occidental Petroleum Corp.	302,984	7,672
Phillips Petroleum Co.	303,767	16,528
Royal Dutch Petroleum Co. (NY Shares)	1,715,071	86,628
Sunoco, Inc.	66,971	2,507
Unocal Corp.	199,163	6,413
USX - Marathon Group	246,238	6,794
		475,285
TOTAL ENERGY		531,243
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 17.5%
Banks - 5.7%
AmSouth Bancorp.	298,548	$ 5,162
Bank of America Corp.	1,304,256	76,938
Bank of New York Co., Inc.	588,558	20,017
Bank One Corp.	931,667	30,922
BB&T Corp.	329,990	10,593
Charter One Financial, Inc.	176,418	4,807
Comerica, Inc.	143,387	6,609
Fifth Third Bancorp	460,119	25,960
FleetBoston Financial Corp.	865,745	28,448
Golden West Financial Corp.	128,751	6,257
Huntington Bancshares, Inc.	203,425	3,139
KeyCorp	340,955	7,249
Mellon Financial Corp.	382,425	12,849
National City Corp.	481,195	12,704
Northern Trust Corp.	178,770	9,026
PNC Financial Services Group, Inc.	231,523	12,711
Regions Financial Corp.	183,471	4,937
SouthTrust Corp.	273,570	6,199
SunTrust Banks, Inc.	233,823	13,997
Synovus Financial Corp.	233,475	5,375
U.S. Bancorp, Delaware	1,567,790	27,875
Union Planters Corp.	110,766	4,486
Wachovia Corp.	1,120,497	32,046
Washington Mutual, Inc.	705,090	21,287
Wells Fargo & Co.	1,370,486	54,134
Zions Bancorp	74,500	3,570
		447,297
Diversified Financials - 7.3%
AMBAC Financial Group, Inc.	85,118	4,086
American Express Co.	1,059,737	31,188
Bear Stearns Companies, Inc.	83,767	4,523
Capital One Financial Corp.	159,319	6,581
Charles Schwab Corp.	1,105,899	14,244
Citigroup, Inc.	4,013,608	182,699
Countrywide Credit Industries, Inc.	93,302	3,726
Fannie Mae	799,437	64,722
Franklin Resources, Inc.	211,035	6,774
Freddie Mac	568,430	38,551
Household International, Inc.	372,179	19,465
J.P. Morgan Chase & Co.	1,585,611	56,067
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Lehman Brothers Holdings, Inc.	196,699	$ 12,286
MBNA Corp.	683,692	18,877
Merrill Lynch & Co., Inc.	669,653	29,271
Moody's Corp.	125,645	4,362
Morgan Stanley Dean Witter & Co.	887,892	43,436
Providian Financial Corp.	231,445	900
State Street Corp.	260,958	11,884
Stilwell Financial, Inc.	174,966	3,519
T. Rowe Price Group, Inc.	98,172	2,725
USA Education, Inc.	131,316	10,710
		570,596
Insurance - 4.4%
AFLAC, Inc.	421,118	10,301
Allstate Corp.	578,979	18,168
American International Group, Inc.	2,097,213	164,841
Aon Corp.	206,539	7,857
Cincinnati Financial Corp.	129,035	4,800
Conseco, Inc. (a)	268,450	803
Hartford Financial Services Group, Inc.	189,734	10,246
Jefferson-Pilot Corp.	122,172	5,052
John Hancock Financial Services, Inc.	242,277	8,257
Lincoln National Corp.	150,771	6,385
Loews Corp.	158,117	8,032
Marsh & McLennan Companies, Inc.	229,380	22,193
MBIA, Inc.	119,065	5,484
MetLife, Inc.	599,613	16,130
MGIC Investment Corp.	86,060	4,453
Progressive Corp.	59,155	8,205
SAFECO Corp.	103,054	3,178
The Chubb Corp.	140,311	9,583
The St. Paul Companies, Inc.	171,978	7,894
Torchmark Corp.	100,783	3,732
UnumProvident Corp.	193,868	4,348
XL Capital Ltd. Class A	109,600	9,520
		339,462
Real Estate - 0.1%
Equity Office Properties Trust	328,100	9,351
TOTAL FINANCIALS		1,366,706
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 15.1%
Biotechnology - 1.0%
Amgen, Inc. (a)	842,952	$ 47,897
Biogen, Inc. (a)	119,513	6,573
Chiron Corp. (a)	152,651	8,216
Immunex Corp. (a)	429,000	10,249
Medimmune, Inc. (a)	171,328	6,723
		79,658
Health Care Equipment & Supplies - 1.6%
Applera Corp. - Applied Biosystems Group	170,735	4,982
Bausch & Lomb, Inc.	43,420	1,414
Baxter International, Inc.	472,970	22,878
Becton, Dickinson & Co.	206,061	7,377
Biomet, Inc.	214,917	6,555
Boston Scientific Corp. (a)	321,269	7,306
C.R. Bard, Inc.	40,795	2,240
Guidant Corp. (a)	245,454	10,189
Medtronic, Inc.	985,292	39,707
St. Jude Medical, Inc. (a)	68,706	4,878
Stryker Corp.	156,828	8,820
Zimmer Holdings, Inc. (a)	155,773	4,815
		121,161
Health Care Providers & Services - 1.4%
Aetna, Inc.	114,467	3,164
AmerisourceBergen Corp. (a)	76,391	4,855
Cardinal Health, Inc.	356,452	23,921
CIGNA Corp.	119,939	8,744
HCA - The Healthcare Co.	428,866	17,009
HealthSouth Corp. (a)	310,882	4,048
Humana, Inc. (a)	135,585	1,566
Manor Care, Inc. (a)	82,084	1,917
McKesson Corp.	228,660	8,458
Quintiles Transnational Corp. (a)	93,008	1,475
Tenet Healthcare Corp. (a)	258,675	14,879
UnitedHealth Group, Inc.	253,081	16,640
Wellpoint Health Networks, Inc. (a)	50,525	5,638
		112,314
Pharmaceuticals - 11.1%
Abbott Laboratories	1,246,462	66,038
Allergan, Inc.	105,811	7,596
American Home Products Corp.	1,061,878	59,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	1,551,530	$ 82,929
Eli Lilly & Co.	897,453	68,655
Forest Laboratories, Inc. (a)	141,349	10,514
Johnson & Johnson	2,416,379	139,933
King Pharmaceuticals, Inc. (a)	183,293	7,147
Merck & Co., Inc.	1,836,845	117,209
Pfizer, Inc.	5,083,317	212,991
Pharmacia Corp.	1,039,319	42,113
Schering-Plough Corp.	1,168,789	43,456
Watson Pharmaceuticals, Inc. (a)	83,583	3,985
		861,851
TOTAL HEALTH CARE		1,174,984
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.4%
Boeing Co.	709,178	23,119
General Dynamics Corp.	163,105	13,309
Goodrich Corp.	87,603	1,870
Honeywell International, Inc.	668,322	19,749
Lockheed Martin Corp.	335,252	16,350
Northrop Grumman Corp.	70,767	7,073
Raytheon Co.	272,194	8,778
Rockwell Collins, Inc.	153,007	2,066
United Technologies Corp.	384,956	20,745
		113,059
Air Freight & Couriers - 0.1%
FedEx Corp. (a)	246,582	10,130
Airlines - 0.2%
AMR Corp. (a)	122,636	2,232
Delta Air Lines, Inc.	98,122	2,243
Southwest Airlines Co.	607,733	9,663
U.S. Airways Group, Inc. (a)	53,498	247
		14,385
Building Products - 0.1%
Crane Co.	47,613	975
Masco Corp.	402,723	7,986
		8,961
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	158,419	$ 1,572
Automatic Data Processing, Inc.	498,028	25,728
Avery Dennison Corp.	87,938	4,072
Cendant Corp. (a)	734,936	9,525
Cintas Corp.	134,888	5,452
Concord EFS, Inc. (a)	348,806	9,547
Convergys Corp. (a)	136,375	3,832
Deluxe Corp.	56,365	1,973
Equifax, Inc.	113,450	2,537
First Data Corp.	312,530	21,118
Fiserv, Inc. (a)	148,850	5,536
H&R Block, Inc.	163,264	5,564
IMS Health, Inc.	235,078	5,024
Paychex, Inc.	297,863	9,549
Pitney Bowes, Inc.	196,867	7,217
R.R. Donnelley & Sons Co.	93,688	2,389
Robert Half International, Inc. (a)	139,934	2,887
Sabre Holdings Corp. Class A (a)	107,879	2,837
Waste Management, Inc.	502,384	12,308
		138,667
Construction & Engineering - 0.0%
Fluor Corp.	60,987	2,270
McDermott International, Inc. (a)	46,137	489
		2,759
Electrical Equipment - 0.4%
American Power Conversion Corp. (a)	155,632	2,003
Cooper Industries, Inc.	74,719	2,892
Emerson Electric Co.	341,866	16,758
Molex, Inc.	155,878	4,510
National Service Industries, Inc.	32,854	583
Power-One, Inc. (a)	61,429	486
Rockwell International Corp.	145,907	2,011
Thomas & Betts Corp.	46,372	842
		30,085
Industrial Conglomerates - 5.2%
General Electric Co.	7,941,011	289,135
Minnesota Mining & Manufacturing Co.	323,044	33,719
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	112,547	$ 3,562
Tyco International Ltd.	1,545,152	75,929
		402,345
Machinery - 0.9%
Caterpillar, Inc.	276,158	12,350
Cummins, Inc.	32,852	1,029
Danaher Corp.	113,749	6,340
Deere & Co.	189,962	7,027
Dover Corp.	162,222	5,345
Eaton Corp.	54,969	3,597
Illinois Tool Works, Inc.	254,008	14,529
Ingersoll-Rand Co.	129,847	4,843
ITT Industries, Inc.	72,143	3,469
Navistar International Corp.	48,405	1,452
PACCAR, Inc.	61,117	3,228
Pall Corp.	97,931	1,988
Parker Hannifin Corp.	93,276	3,349
Timken Co.	2,829	38
		68,584
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	315,775	8,485
CSX Corp.	172,494	5,813
Norfolk Southern Corp.	311,014	5,209
Ryder System, Inc.	48,141	900
Union Pacific Corp.	199,453	10,374
		30,781
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	137,199	4,459
W.W. Grainger, Inc.	75,736	3,279
		7,738
TOTAL INDUSTRIALS		827,494
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.9%
ADC Telecommunications, Inc. (a)	631,237	2,872
Andrew Corp. (a)	64,924	1,180
Avaya, Inc. (a)	226,463	2,022
CIENA Corp. (a)	261,000	4,244
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	5,839,548	$ 98,805
Comverse Technology, Inc. (a)	135,604	2,551
Corning, Inc.	742,103	5,981
JDS Uniphase Corp. (a)	1,050,195	8,391
Lucent Technologies, Inc.	2,717,392	18,207
Motorola, Inc.	1,752,276	28,685
Nortel Networks Corp.	2,542,173	14,770
QUALCOMM, Inc. (a)	604,180	29,677
Scientific-Atlanta, Inc.	129,932	2,712
Tellabs, Inc. (a)	326,537	4,457
		224,554
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	278,424	4,889
Compaq Computer Corp.	1,347,572	11,791
Dell Computer Corp. (a)	2,075,281	49,765
EMC Corp. (a)	1,760,774	21,693
Gateway, Inc. (a)	257,663	1,456
Hewlett-Packard Co.	1,591,647	26,787
International Business Machines Corp.	1,393,655	150,612
Lexmark International, Inc. Class A (a)	110,637	4,951
NCR Corp. (a)	78,325	2,777
Network Appliance, Inc. (a)	259,775	3,455
Palm, Inc. (a)	452,552	1,113
Sun Microsystems, Inc. (a)	2,598,444	26,374
		305,663
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	364,445	8,116
Jabil Circuit, Inc. (a)	152,555	3,234
Millipore Corp.	36,822	1,926
PerkinElmer, Inc.	80,242	2,159
Sanmina Corp. (a)	281,762	4,266
Solectron Corp. (a)	521,246	6,411
Symbol Technologies, Inc.	180,733	2,322
Tektronix, Inc. (a)	74,833	1,474
Thermo Electron Corp.	145,620	3,078
		32,986
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	463,650	5,045
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	134,489	$ 4,829
Electronic Data Systems Corp.	373,295	24,029
Sapient Corp. (a)	97,872	422
Unisys Corp. (a)	257,708	2,301
		31,581
Office Electronics - 0.0%
Xerox Corp.	550,496	3,853
Semiconductor Equipment & Products - 3.8%
Advanced Micro Devices, Inc. (a)	274,420	2,700
Altera Corp. (a)	308,622	6,234
Analog Devices, Inc. (a)	287,142	10,911
Applied Materials, Inc. (a)	648,746	22,129
Applied Micro Circuits Corp. (a)	239,709	2,644
Axcelis Technologies, Inc. (a)	1	0
Broadcom Corp. Class A (a)	222,434	7,654
Conexant Systems, Inc. (a)	197,142	2,001
Intel Corp.	5,365,606	131,028
KLA-Tencor Corp. (a)	147,893	6,043
Linear Technology Corp.	253,600	9,840
LSI Logic Corp. (a)	288,285	4,886
Maxim Integrated Products, Inc. (a)	261,901	11,982
Micron Technology, Inc. (a)	475,741	10,828
National Semiconductor Corp. (a)	138,355	3,594
Novellus Systems, Inc. (a)	113,656	3,754
PMC-Sierra, Inc. (a)	125,966	2,044
QLogic Corp. (a)	73,547	2,894
Teradyne, Inc. (a)	139,053	3,205
Texas Instruments, Inc.	1,385,043	38,767
Vitesse Semiconductor Corp. (a)	146,260	1,381
Xilinx, Inc. (a)	265,320	8,071
		292,590
Software - 4.8%
Adobe Systems, Inc.	207,357	5,474
Autodesk, Inc.	57,502	1,910
BMC Software, Inc. (a)	197,938	2,983
Citrix Systems, Inc. (a)	149,189	3,491
Computer Associates International, Inc.	461,630	14,274
Compuware Corp. (a)	298,293	3,066
Intuit, Inc. (a)	167,859	6,751
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Mercury Interactive Corp. (a)	68,115	$ 1,622
Microsoft Corp. (a)	4,304,294	250,295
Novell, Inc. (a)	266,795	944
Oracle Corp. (a)	4,482,690	60,785
Parametric Technology Corp. (a)	218,005	1,528
PeopleSoft, Inc. (a)	234,588	6,984
Siebel Systems, Inc. (a)	364,623	5,954
VERITAS Software Corp. (a)	319,248	9,060
		375,121
TOTAL INFORMATION TECHNOLOGY		1,271,393
MATERIALS - 2.6%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	181,866	7,282
Dow Chemical Co.	716,087	23,810
E.I. du Pont de Nemours & Co.	846,277	33,843
Eastman Chemical Co.	61,481	2,109
Ecolab, Inc.	101,838	3,583
Engelhard Corp.	104,370	2,732
FMC Corp. (a)	24,817	1,178
Great Lakes Chemical Corp.	40,099	850
Hercules, Inc. (a)	86,175	651
International Flavors & Fragrances, Inc.	76,464	2,180
PPG Industries, Inc.	134,391	6,562
Praxair, Inc.	128,149	6,046
Rohm & Haas Co.	175,637	5,703
Sigma Aldrich Corp.	60,337	2,264
		98,793
Construction Materials - 0.0%
Vulcan Materials Co.	82,094	3,413
Containers & Packaging - 0.1%
Ball Corp.	22,205	1,366
Bemis Co., Inc.	42,181	1,825
Pactiv Corp. (a)	126,607	2,051
Sealed Air Corp. (a)	66,796	2,675
Temple-Inland, Inc.	40,804	2,040
		9,957
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Alcan, Inc.	256,483	$ 7,863
Alcoa, Inc.	693,319	22,373
Allegheny Technologies, Inc.	64,530	955
Barrick Gold Corp.	316,925	4,938
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	115,609	1,283
Homestake Mining Co.	211,521	1,734
Inco Ltd. (a)	146,167	2,001
Newmont Mining Corp.	156,610	3,633
Nucor Corp.	62,333	2,574
Phelps Dodge Corp.	63,215	1,833
Placer Dome, Inc.	262,635	3,042
USX - U.S. Steel Group	71,427	1,028
Worthington Industries, Inc.	68,313	888
		54,145
Paper & Forest Products - 0.5%
Boise Cascade Corp.	45,856	1,310
Georgia-Pacific Group	180,280	5,005
International Paper Co.	385,381	13,797
Louisiana-Pacific Corp.	83,235	599
Mead Corp.	79,105	2,123
Westvaco Corp.	80,346	1,972
Weyerhaeuser Co.	171,698	8,569
Willamette Industries, Inc.	87,445	4,097
		37,472
TOTAL MATERIALS		203,780
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.0%
ALLTEL Corp.	249,822	14,275
AT&T Corp.	2,759,863	42,088
BellSouth Corp.	1,498,247	55,435
CenturyTel, Inc.	114,056	3,604
Citizens Communications Co. (a)	213,409	1,897
Qwest Communications International, Inc.	1,331,796	17,247
SBC Communications, Inc.	2,689,932	102,513
Sprint Corp. - FON Group	712,875	14,258
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.	2,184,930	$ 108,831
WorldCom, Inc. - WorldCom Group	2,314,406	31,129
		391,277
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc. (a)	2,018,600	29,149
Nextel Communications, Inc. Class A (a)	610,430	4,853
Sprint Corp. - PCS Group Series 1 (a)	747,597	16,671
		50,673
TOTAL TELECOMMUNICATION SERVICES		441,950
UTILITIES - 3.5%
Electric Utilities - 2.6%
AES Corp. (a)	427,557	5,922
Allegheny Energy, Inc.	96,137	3,514
Ameren Corp.	107,177	4,298
American Electric Power Co., Inc.	258,616	10,836
Calpine Corp. (a)	239,714	5,933
Cinergy Corp.	123,363	3,723
CMS Energy Corp.	104,808	2,254
Consolidated Edison, Inc.	169,728	6,703
Constellation Energy Group, Inc.	128,047	2,864
Dominion Resources, Inc.	196,934	12,037
DTE Energy Co.	133,244	5,555
Duke Energy Corp.	641,202	24,629
Edison International	266,145	3,782
Entergy Corp.	178,063	6,918
Exelon Corp.	257,152	10,818
FirstEnergy Corp.	177,347	6,111
FPL Group, Inc.	141,639	7,521
GPU, Inc.	97,272	3,857
Mirant Corp. (a)	271,727	7,065
Niagara Mohawk Holdings, Inc. (a)	117,339	2,103
PG&E Corp.	313,578	5,663
Pinnacle West Capital Corp.	69,392	2,925
PPL Corp.	115,149	3,932
Progress Energy, Inc.	174,901	7,376
Progress Energy, Inc. warrants 12/31/07 (a)	84,000	0
Public Service Enterprise Group, Inc.	165,914	6,530
Reliant Energy, Inc.	236,757	6,617
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Southern Co.	545,745	$ 13,043
TECO Energy, Inc.	108,500	2,794
TXU Corp.	206,489	9,465
Xcel Energy, Inc.	271,627	7,682
		202,470
Gas Utilities - 0.5%
El Paso Corp.	408,652	20,048
KeySpan Corp.	109,592	3,636
Kinder Morgan, Inc.	91,314	4,532
Nicor, Inc.	36,266	1,410
NiSource, Inc.	164,818	3,914
Peoples Energy Corp.	28,188	1,079
Sempra Energy	158,875	3,718
		38,337
Multi-Utilities - 0.4%
Dynegy, Inc. Class A	260,364	9,347
Enron Corp.	597,901	8,311
Williams Companies, Inc.	395,401	11,415
		29,073
TOTAL UTILITIES		269,880
TOTAL COMMON STOCKS (Cost $6,822,422)		7,715,830
U.S. Treasury Obligations - 0.9%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2% to 3.37% 11/1/01 to 12/27/01 (b) (Cost $70,921)	$ 71,015	70,934
Money Market Funds - 10.2%
	Shares	Value (Note 1) (000s)
Bankers Trust Daily Assets Institutional Fund, 3.04% (c) (Cost $789,440)	789,440,067	$ 789,440
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $7,682,783)		8,576,204
NET OTHER ASSETS - (10.1)%		(783,283)
NET ASSETS - 100%		$ 7,792,921
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
276 S&P 500 Index Contracts	Dec. 2001	$ 73,188	$ 3,442

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,991,000.
(c) The rate quoted is the annualized daily rate of the fund at period end.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $261,745,000 and $256,042,000, respectively. The market value of futures contracts opened and closed during the period amounted to $756,087,000 and $777,579,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $32,000 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $12,019,000.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loans were outstanding amounted to $15,089,000. The weighted average interest rate was 2.45%. Interest expense includes $3,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $11,309,000. The weighted average interest rate was 3.65%. Interest expense includes $6,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $7,700,253,000. Net unrealized appreciation aggregated $875,951,000, of which $2,205,170,000 related to appreciated investment securities and $1,329,219,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $56,191,000 all of which will expire on April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $774,797) (cost $7,682,783) - See accompanying schedule		$ 8,576,204
Cash		327
Receivable for investments sold		213
Receivable for fund shares sold		6,947
Dividends receivable		6,573
Redemption fees receivable		3
Receivable for daily variation on futures contracts		78
Other receivables		447
Total assets		8,590,792
Liabilities
Payable for fund shares redeemed	$ 7,188
Accrued management fee	189
Other payables and accrued expenses	1,054
Collateral on securities loaned, at value	789,440
Total liabilities		797,871
Net Assets		$ 7,792,921
Net Assets consist of:
Paid in capital		$ 7,096,068
Undistributed net investment income		52,885
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,895)
Net unrealized appreciation (depreciation) on investments		896,863
Net Assets, for 106,356 shares outstanding		$ 7,792,921
Net Asset Value, offering price and redemption price per share ($7,792,921 ÷ 106,356 shares)		$73.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)
Investment Income Dividends		$ 58,499
Interest		1,685
Security lending		1,401
Total income		61,585
Expenses
Management fee	$ 10,450
Transfer agent fees	5,834
Accounting and security lending fees	455
Non-interested trustees' compensation	15
Registration fees	91
Audit	50
Legal	24
Interest	9
Miscellaneous	16
Total expenses before reductions	16,944
Expense reductions	(8,660)	8,284
Net investment income		53,301
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(115,304)
Foreign currency transactions	1
Futures contracts	(12,098)	(127,401)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,286,293)
Futures contracts	(4,541)	(1,290,834)
Net gain (loss)		(1,418,235)
Net increase (decrease) in net assets resulting from operations		$ (1,364,934)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2001 (Unaudited)	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 53,301	$ 100,154
Net realized gain (loss)	(127,401)	(62,349)
Change in net unrealized appreciation (depreciation)	(1,290,834)	(1,400,486)
Net increase (decrease) in net assets resulting from operations	(1,364,934)	(1,362,681)
Distributions to shareholders from net investment income	(30,372)	(100,264)
Share transactions Net proceeds from sales of shares	914,295	2,136,896
Reinvestment of distributions	28,222	93,238
Cost of shares redeemed	(986,712)	(1,605,080)
Net increase (decrease) in net assets resulting from share transactions	(44,195)	625,054
Redemption fees	282	765
Total increase (decrease) in net assets	(1,439,219)	(837,126)
Net Assets
Beginning of period	9,232,140	10,069,266
End of period (including undistributed net investment income of $52,885 and $29,971, respectively)	$ 7,792,921	$ 9,232,140
Other Information Shares
Sold	11,432	23,073
Issued in reinvestment of distributions	324	969
Redeemed	(12,554)	(17,523)
Net increase (decrease)	(798)	6,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Years ended April 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 86.16	$ 100.06	$ 92.85	$ 78.74	$ 57.82	$ 48.22
Income from Invest- ment Operations
Net investment income D	.50	.96	1.07	1.05	1.11	.95
Net realized and unrealized gain (loss)	(13.11)	(13.90)	8.02	15.52	21.92	10.58
Total from investment operations	(12.61)	(12.94)	9.09	16.57	23.03	11.53
Less Distributions
From net invest- ment income	(.28)	(.97)	(1.19)	(.79)	(.75)	(.90)
From net realized gain	-	-	(.09)	(1.68)	(1.38)	(1.05)
In excess of net realized gain	-	-	(.61)	-	-	-
Total distributions	(.28)	(.97)	(1.89)	(2.47)	(2.13)	(1.95)
Redemption fees added to paid in capital	.00	.01	.01	.01	.02	.02
Net asset value, end of period	$ 73.27	$ 86.16	$ 100.06	$ 92.85	$ 78.74	$ 57.82
Total Return B, C	(14.69)%	(13.02)%	9.91%	21.68%	40.74%	24.58%
Ratios to Average Net Assets E
Expenses before expense reductions	.39% A	.38%	.38%	.40%	.45%	.45%
Expenses net of voluntary waivers, if any	.19% A	.19%	.19%	.19%	.19%	.44%
Expenses net of all reductions	.19% A	.19%	.19%	.19%	.19%	.44%
Net investment income	1.22% A	1.02%	1.12%	1.30%	1.61%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 7,793	$ 9,232	$ 10,069	$ 8,668	$ 5,437	$ 2,300
Portfolio turnover rate	6% A	5%	8%	4%	6%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan 500 Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended(the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of .24% of the fund's average net assets.

Sub-Adviser and Security Lending Fees. FMR and the fund have entered into a sub-advisory agreement with Deutsche Asset Management, Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to the fund. For these services, FMR pays DAMI fees at an annual rate of 0.006% of the fund's average net assets. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as sub-adviser of the fund. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the fund. Bankers Trust and DAMI are both wholly owned subsidiaries of Deutsche Bank AG. All personnel employed by DAMI in managing the fund were employed by Bankers Trust in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% (70% prior to January 1, 2001) of net income from the securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under this agreement. For the period, Bankers Trust retained $431,000.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $8,644,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,000 and $15,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Deutsche Asset Management, Inc.

FMR Co., Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Bankers Trust Company

New York, New York

Fidelity's Index Funds

Four-In-One Index Fund

Spartan® Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMI-SANN-1201 150102
1.538467.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Retirement

Fund

Semiannual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Small Cap Retirement	5.52%	19.56%	20.39%
Russell 2000®	-11.13%	-12.70%	-14.67%
Small Cap Funds Average	-11.19%	-15.52%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 26, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 998 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended October 31, 2001	Past 1 year	Life of fund
Fidelity Small Cap Retirement	19.56%	18.45%
Russell 2000	-12.70%	-13.48%
Small Cap Funds Average	-15.52%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over 10 Years

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Small Cap Retirement Fund on September 26, 2000, when the fund started. As the chart shows, by October 31, 2001, the value of the investment would have grown to $12,039 - a 20.39% increase on the initial investment. For comparison, look at how the Russell 2000 Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $8,533 - a 14.67% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The first signs of a recovery or just a positive blip in an otherwise bear market? That's the question many are asking after the Standard & Poor's 500SM Index, Dow Jones Industrial AverageSM and NASDAQ Composite ® Index all enjoyed positive performance in the month of October. Unfortunately, all three posted negative returns for the overall six-month period ending October 31, 2001. In that time, the S&P 500 ® fell 14.60%, the Dow dropped a nearly identical 14.66% and the NASDAQ declined 20.01%. Considering the glut of bleak economic news and anxiety-inducing events during the prior five months, double-digit losses aren't surprising. The tragic events of September 11 accelerated the downward momentum of an already-weak U.S. economy, contributing to a decline in gross domestic product (GDP) for the third quarter of 2001, the first GDP decline since 1993. Faced with a looming recession, Corporate America continued to cut costs, driving the U.S. unemployment rate to its highest level since 1996. Consumer confidence, one of the linchpins of the American economy, finally buckled, and consumer spending dropped to its lowest point in more than a decade. In response to the seemingly endless string of bad news, investors withdrew nearly $30 billion from stock mutual funds in September, the largest monthly outflow on record, according to the Investment Company Institute (ICI).

(Portfolio Manager photograph)
An interview with Jamie Harmon, Portfolio Manager of Fidelity Small Cap Retirement Fund

Q. How did the fund perform, Jamie?

A. The fund did very well. For the six-month period that ended October 31, 2001, the fund returned 5.52%. This compared favorably with the performance of the Russell 2000 Index, which fell 11.13%, and the 11.19% drop for the small cap funds average, according to Lipper Inc. For the 12-month period that ended October 31, 2001, the fund returned 19.56%, beating the returns of the Russell 2000 Index and the small cap funds average, which declined 12.70% and 15.52%, respectively.

Q. How did the fund achieve such strong performance during the period?

A. Individual stock selection helped the fund's performance, particularly in the industrial, information technology and health care sectors. The fund was overweighted in industrials and health care, which were among the strongest performers in the market as investors recognized that a number of these companies could grow through an economic slowdown. The fund was underweighted in the financial, consumer and information technology sectors, which were negatively affected by the slowing economy and volatile market environment.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy during the period?

A. I tried to find companies that could be successful in an uncertain market and economic climate. Good performers came from diverse industries and sectors, and they generally enjoyed increased demand for their products or services, good earnings growth and stability in the face of a volatile market and slowing economy. Although I always select stocks company by company - not by industry or sector - many of these companies had certain themes in common.

Q. Would you elaborate on some of the themes you pursued during the period?

A. National, corporate and individual security have become much more important, and companies delivering security-related products and services have found themselves in great demand since September. I bought Kroll, a corporate security firm, because it was a good turnaround story, but it performed particularly well after September 11 as demand for its services skyrocketed. CACI, which provides information technology services to the Pentagon, is a well-managed company, and it too was up significantly since September. Engineered Support Systems is a designer and manufacturer of military support equipment and electronics for the U.S. military. Demand for its products also increased since September and its stock performed very well.

Q. What other themes did you pursue?

A. Another theme was bankruptcy. Earlier this year, when many still thought the economy might avoid a recession, I bought companies whose businesses could benefit from an economic slowdown. As the economy did in fact slow and business trends worsened, bankruptcy and restructuring consulting companies have thrived. The fund's largest holding, FTI Consulting, is a bankruptcy consultant that performed very well in this environment as demand for its services climbed.

Q. Which stocks detracted from performance?

A. Conseco, which focuses on life insurance and manufactured housing loans, attempted to turn things around for its business under the leadership of a new CEO, but a slowing economy got in the way of the company's efforts. I sold this stock from the fund's portfolio. National-Oilwell manufactures rigs and equipment used in natural gas exploration. As natural gas prices fell, there was less demand for rigs, the company's business slowed and its stock price fell. Black Box, a distributor of networking equipment, was hurt by a slowdown in Internet and telecommunications-related capital spending following the massive correction in technology stocks.

Q. What's your outlook, Jamie?

A. I'm relatively optimistic about the prospects for small-cap stocks. As I continue to focus on bottom-up research while keeping a long-term perspective, I'm coming up with interesting themes and successful companies. I find that many fund holdings within these themes are helping the fund's performance. The opportunity for broad participation in performance by so many fund holdings - not just a few - is a positive sign. In the short term, however, it's impossible to predict which direction small caps are headed. I try not to focus on the macroeconomic environment, but rather on finding good companies at reasonable prices. That's my goal in any market environment.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Fund number: 384

Trading symbol: FSCRX

Start date: September 26, 2000

Size: as of October 31, 2001, more than $13 million

Manager: Jamie Harmon, since inception; manager, Fidelity Small Cap Independence Fund, since April 2001; Fidelity Select Biotechnology Portfolio, 1997-1998; joined Fidelity in 1995

Jamie Harmon on some of the fund's themes and their timeliness since September 11:

"The themes that I have pursued since taking over the fund in April turned out to be very timely. For example, security generally has been a stable, defensive business. Even in a recession, companies tend to maintain their investment in security needs. In fact, they may even increase spending during tough economic times. Since September, the demand for security-related products and services has grown significantly. Another theme I've been pursuing for some time is video games. There is a significant new product cycle in home video games, driven by the introduction of new game platforms and games, and growth has been strong. These days, an increasing number of people are opting to stay home instead of going on family vacations, and they're more likely to spend their leisure dollars on home entertainment for their children. I expect that, even if conditions change, these themes will remain relevant, though perhaps not to the degree we've seen recently."

Semiannual Report

Investment Changes

Top Ten Stocks as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
FTI Consulting, Inc.	2.9	1.7
Corrections Corp. of America	2.8	0.0
Kroll, Inc.	2.3	0.3
Universal Compression Holdings, Inc.	2.1	1.8
Caremark Rx, Inc.	2.0	2.0
AmeriPath, Inc.	1.9	2.4
Renal Care Group, Inc.	1.9	1.0
Philadelphia Consolidated Holding Corp.	1.7	0.7
Guidant Corp.	1.7	0.0
Suiza Foods Corp.	1.6	0.6
	20.9
Top Five Market Sectors as of October 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	27.9	28.5
Industrials	23.7	17.0
Information Technology	16.5	17.3
Energy	9.3	20.2
Financials	8.4	3.2
Asset Allocation (% of fund's net assets)
As of October 31, 2001 *		As of April 30, 2001 **
	Stocks 94.6%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	1.4%	** Foreign investments	0.5%

Semiannual Report

Investments October 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.9%
Keystone Automotive Industries, Inc. (a)	8,940	$ 120,779
Hotels, Restaurants & Leisure - 1.1%
Applebee's International, Inc.	1,510	45,451
CEC Entertainment, Inc. (a)	600	23,244
Lone Star Steakhouse & Saloon, Inc.	400	5,184
Papa John's International, Inc. (a)	1,750	48,755
Ryan's Family Steak Houses, Inc. (a)	1,700	30,600
		153,234
Internet & Catalog Retail - 0.1%
Priceline.com, Inc. (a)	1,800	8,658
Leisure Equipment & Products - 1.5%
Midway Games, Inc. (a)	12,470	198,522
Media - 0.1%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	640	8,064
XM Satellite Radio Holdings, Inc. Class A (a)	100	714
		8,778
Specialty Retail - 1.5%
American Eagle Outfitters, Inc. (a)	500	13,700
Chico's FAS, Inc. (a)	400	10,400
Christopher & Banks Corp. (a)	600	19,770
Hancock Fabrics, Inc.	400	4,700
Michaels Stores, Inc. (a)	300	15,411
O'Reilly Automotive, Inc. (a)	200	5,652
Regis Corp.	1,800	38,268
Restoration Hardware, Inc. (a)	24,220	88,403
The Pep Boys - Manny, Moe & Jack	700	8,225
		204,529
Textiles & Apparel - 0.3%
Kenneth Cole Productions, Inc. Class A (a)	3,300	38,610
TOTAL CONSUMER DISCRETIONARY		733,110
CONSUMER STAPLES - 3.2%
Food & Drug Retailing - 0.7%
Duane Reade, Inc. (a)	2,230	66,722
Wild Oats Markets, Inc. (a)	4,900	34,300
		101,022
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 1.7%
J.M. Smucker Co.	400	$ 13,380
Suiza Foods Corp. (a)	3,580	211,113
		224,493
Personal Products - 0.8%
Herbalife International, Inc.:
Class A	1,200	13,368
Class B (non-vtg.)	1,200	13,428
Nature's Sunshine Products, Inc.	300	3,465
NBTY, Inc. (a)	8,900	75,917
		106,178
TOTAL CONSUMER STAPLES		431,693
ENERGY - 9.3%
Energy Equipment & Services - 8.6%
BJ Services Co. (a)	2,400	61,416
Diamond Offshore Drilling, Inc.	2,300	63,480
ENSCO International, Inc.	3,200	63,360
Global Marine, Inc. (a)	4,200	67,620
Hanover Compressor Co. (a)	6,300	173,754
Nabors Industries, Inc. (a)	2,000	61,480
National-Oilwell, Inc. (a)	3,400	62,968
Patterson-UTI Energy, Inc. (a)	3,800	68,476
Pride International, Inc. (a)	4,800	61,728
Rowan Companies, Inc. (a)	5,500	92,895
Santa Fe International Corp.	3,200	77,888
Universal Compression Holdings, Inc. (a)	9,970	279,060
W-H Energy Services, Inc.	500	10,085
		1,144,210
Oil & Gas - 0.7%
Pennzoil-Quaker State Co.	500	5,865
Prima Energy Corp. (a)	300	7,293
Spinnaker Exploration Co. (a)	1,460	64,065
Swift Energy Co. (a)	500	11,825
		89,048
TOTAL ENERGY		1,233,258
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 8.4%
Banks - 0.1%
Net.B@nk, Inc. (a)	1,600	$ 13,168
Diversified Financials - 0.1%
Instinet Group, Inc.	1,300	12,480
Insurance - 5.4%
American Physicians Capital, Inc.	850	19,550
Arthur J. Gallagher & Co.	1,100	40,194
Berkshire Hathaway, Inc. Class B (a)	63	148,302
Clark/Bardes, Inc. (a)	2,570	56,540
Markel Corp. (a)	280	54,866
Philadelphia Consolidated Holding Corp. (a)	5,865	229,849
RenaissanceRe Holdings Ltd.	1,680	162,086
Trenwick Group Ltd.	800	6,208
Wesco Financial Corp.	20	6,540
		724,135
Real Estate - 2.8%
Corrections Corp. of America (a)	21,200	373,120
TOTAL FINANCIALS		1,122,903
HEALTH CARE - 27.9%
Biotechnology - 1.7%
Avant Immunotherapeutics, Inc. (a)	2,800	9,520
Aviron (a)	3,920	130,536
BioMarin Pharmaceutical, Inc. (a)	1,100	12,540
Cepheid, Inc. (a)	900	5,805
Embrex, Inc. (a)	3,870	62,413
Interneuron Pharmaceuticals, Inc. (a)	210	1,575
		222,389
Health Care Equipment & Supplies - 6.6%
Align Technology, Inc.	400	1,744
Bioject Medical Technologies, Inc. (a)	200	2,022
Cholestech Corp. (a)	2,300	50,830
Cooper Companies, Inc.	1,110	53,280
Datascope Corp.	2,470	82,720
DENTSPLY International, Inc.	1,480	66,585
Guidant Corp. (a)	5,370	222,909
Invacare Corp.	810	27,135
Medical Action Industries, Inc. (a)	2,900	60,320
Medical-Design Corp. (a)	1,000	20,050
Noven Pharmaceuticals, Inc. (a)	600	12,864
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ocular Sciences, Inc. (a)	1,100	$ 25,377
Respironics, Inc. (a)	3,550	119,564
Sybron Dental Specialties, Inc. (a)	5,830	119,515
Young Innovations, Inc. (a)	530	13,250
		878,165
Health Care Providers & Services - 18.3%
AmeriPath, Inc. (a)	8,930	251,022
AmSurg Corp. (a)	4,145	101,262
Anthem, Inc.	1,000	41,880
Beverly Enterprises, Inc. (a)	11,200	83,888
Caremark Rx, Inc. (a)	20,420	273,628
Corvel Corp. (a)	7,015	210,450
Curative Health Services, Inc. (a)	700	9,737
D & K Wholesale Drug, Inc.	2,320	129,920
DaVita, Inc. (a)	10,570	192,374
First Health Group Corp. (a)	4,350	117,450
Hanger Orthopedic Group, Inc. (a)	7,400	46,250
Health Management Associates, Inc. Class A (a)	1,500	29,235
HealthSouth Corp. (a)	13,415	174,663
Henry Schein, Inc. (a)	710	23,963
Manor Care, Inc. (a)	400	9,344
Matria Healthcare, Inc. (a)	100	2,424
National Healthcare Corp. (a)	1,840	29,440
PacifiCare Health Systems, Inc. (a)	6,600	109,296
Patterson Dental Co. (a)	2,590	98,420
PSS World Medical, Inc. (a)	19,000	171,570
Renal Care Group, Inc. (a)	7,910	248,374
Res-Care, Inc. (a)	2,100	18,879
Trigon Healthcare, Inc. (a)	490	30,081
U.S. Physical Therapy, Inc. (a)	2,300	40,480
Ventiv Health, Inc. (a)	1,860	7,384
		2,451,414
Pharmaceuticals - 1.3%
Barr Laboratories, Inc. (a)	40	2,912
CIMA Labs, Inc. (a)	1,790	96,750
IVAX Corp. (a)	3,030	62,267
Salix Pharmaceuticals Ltd. (a)	500	7,175
		169,104
TOTAL HEALTH CARE		3,721,072
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 23.7%
Aerospace & Defense - 8.5%
Alliant Techsystems, Inc. (a)	400	$ 34,904
Armor Holdings, Inc. (a)	60	1,457
DRS Technologies, Inc. (a)	500	20,175
EDO Corp.	3,300	88,935
Engineered Support Systems, Inc.	4,200	209,118
General Dynamics Corp.	1,580	128,928
Herley Industries, Inc. (a)	1,850	29,249
Invision Technologies, Inc. (a)	12,090	169,985
L-3 Communications Holdings, Inc. (a)	1,480	128,568
Lockheed Martin Corp.	2,930	142,896
Mercury Computer Systems, Inc. (a)	3,410	160,816
Northrop Grumman Corp.	50	4,998
Raytheon Co.	70	2,258
United Industrial Corp.	700	13,489
		1,135,776
Air Freight & Couriers - 0.0%
UTI Worldwide, Inc.	290	3,642
Airlines - 0.3%
Alaska Air Group, Inc. (a)	1,600	39,040
Building Products - 0.1%
American Standard Companies, Inc. (a)	200	11,580
Commercial Services & Supplies - 13.7%
Ambassadors International, Inc.	1,250	18,188
Arbitron, Inc. (a)	1,180	31,860
Charles River Associates, Inc. (a)	300	5,697
Corinthian Colleges, Inc. (a)	4,430	161,828
Cornell Companies, Inc. (a)	3,600	59,580
Cross Country, Inc.	1,600	32,624
DeVry, Inc. (a)	3,320	89,474
eFunds Corp. (a)	80	1,240
First Consulting Group, Inc. (a)	700	8,365
FTI Consulting, Inc. (a)	13,110	388,707
FYI, Inc. (a)	5,820	209,229
General Binding Corp. (a)	800	8,008
ITT Educational Services, Inc. (a)	880	33,493
Kroll, Inc. (a)	19,392	310,272
Profit Recovery Group International, Inc. (a)	2,500	17,250
Right Management Consultants, Inc. (a)	2,690	93,531
Unifirst Corp.	6,510	114,251
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Wackenhut Corp. (a)	5,100	$ 131,835
Wackenhut Corrections Corp. (a)	7,220	108,300
		1,823,732
Construction & Engineering - 0.0%
Keith Companies, Inc. (a)	700	5,530
Electrical Equipment - 0.1%
Advanced Energy Industries, Inc. (a)	300	6,027
C&D Technologies, Inc.	600	12,432
		18,459
Machinery - 1.0%
American Science Engineering, Inc. (a)	400	6,776
Donaldson Co., Inc.	700	22,085
Quixote Corp.	350	7,753
Stewart & Stevenson Services, Inc.	5,170	76,413
SureBeam Corp. Class A	1,000	13,450
		126,477
TOTAL INDUSTRIALS		3,164,236
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.6%
Black Box Corp. (a)	1,900	85,557
Emulex Corp. (a)	100	2,368
Finisar Corp. (a)	900	7,038
Plantronics, Inc. (a)	1,500	31,170
Polycom, Inc. (a)	3,040	91,139
Powerwave Technologies, Inc. (a)	100	1,530
ViaSat, Inc. (a)	160	2,370
		221,172
Computers & Peripherals - 0.4%
Drexler Technology Corp. (a)	400	8,000
Gateway, Inc. (a)	5,800	32,770
InFocus Corp. (a)	700	13,552
		54,322
Electronic Equipment & Instruments - 3.2%
Cognex Corp. (a)	900	17,082
Cohu, Inc.	100	1,745
Fisher Scientific International, Inc. (a)	3,800	113,620
Identix, Inc. (a)	5,100	35,394
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
OSI Systems, Inc. (a)	1,200	$ 18,839
ScanSource, Inc. (a)	20	859
Sipex Corp. (a)	1,700	14,620
Viisage Technology, Inc. (a)	10,660	147,108
Visionics Corp. (a)	4,850	76,921
		426,188
Internet Software & Services - 1.3%
Digital Insight Corp. (a)	6,900	114,885
FTD.com, Inc. Class A (a)	3,890	19,217
McAfee.com Corp. (a)	100	2,200
Netegrity, Inc. (a)	1,700	19,958
SmartForce PLC sponsored ADR (a)	100	1,646
TriZetto Group, Inc. (a)	900	8,730
Websense, Inc. (a)	300	7,290
		173,926
IT Consulting & Services - 2.5%
CACI International, Inc. Class A (a)	980	60,966
Cognizant Technology Solutions Corp. Class A (a)	3,700	104,414
Computer Sciences Corp. (a)	3,200	114,912
Exponent, Inc. (a)	800	7,995
Inforte Corp. (a)	500	5,345
Meta Group, Inc. (a)	5,100	10,455
New Horizons Worldwide, Inc. (a)	2,070	21,735
Sapient Corp. (a)	1,400	6,034
		331,856
Semiconductor Equipment & Products - 5.8%
Alpha Industries, Inc. (a)	100	2,328
Brooks Automation, Inc. (a)	400	12,912
Cabot Microelectronics Corp. (a)	260	17,233
Catalyst Semiconductor, Inc. (a)	600	1,404
ChipPAC, Inc. (a)	400	1,996
Cirrus Logic, Inc. (a)	5,600	62,328
Elantec Semiconductor, Inc. (a)	1,000	32,690
Exar Corp. (a)	700	15,778
Fairchild Semiconductor International, Inc. Class A (a)	700	14,875
Helix Technology, Inc.	3,700	71,706
Hi/fn, Inc. (a)	500	7,185
KLA-Tencor Corp. (a)	1,500	61,290
LAM Research Corp. (a)	10	190
MIPS Technologies, Inc. Class B (a)	400	3,492
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Oak Technology, Inc. (a)	11,880	$ 118,681
Omnivision Technologies, Inc. (a)	11,660	35,563
PMC-Sierra, Inc. (a)	1,900	30,837
PRI Automation, Inc. (a)	2,800	46,032
Silicon Laboratories, Inc. (a)	4,860	118,584
Silicon Storage Technology, Inc. (a)	4,600	41,170
Transwitch Corp. (a)	3,000	9,930
Vitesse Semiconductor Corp. (a)	3,400	32,096
Xicor, Inc. (a)	3,400	33,286
		771,586
Software - 1.7%
Actuate Corp. (a)	1,800	7,470
EPIQ Systems, Inc. (a)	800	24,120
i2 Technologies, Inc. (a)	2,500	11,400
InterVoice-Brite, Inc. (a)	900	11,214
J.D. Edwards & Co. (a)	15,900	112,731
Macromedia, Inc. (a)	800	11,968
Network Associates, Inc. (a)	300	5,760
Numerical Technologies, Inc. (a)	400	9,872
RadiSys Corp. (a)	100	1,377
The 3DO Co. (a)	15,950	28,232
		224,144
TOTAL INFORMATION TECHNOLOGY		2,203,194
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Pactiv Corp. (a)	800	12,960
TOTAL COMMON STOCKS (Cost $11,506,317)		12,622,426
Money Market Funds - 3.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.81% (b) (Cost $486,281)	486,281	$ 486,281
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $11,992,598)		13,108,707
NET OTHER ASSETS - 1.8%		239,937
NET ASSETS - 100%		$ 13,348,644
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $30,543,074 and $23,834,414, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,086 for the period.
Income Tax Information

At October 31, 2001, the aggregate cost of investment securities for income tax purposes was $12,307,092. Net unrealized appreciation aggregated $801,615, of which $1,416,669 related to appreciated investment securities and $615,054 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $11,992,598) - See accompanying schedule		$ 13,108,707
Cash		58,026
Receivable for investments sold		1,250,095
Receivable for fund shares sold		47,102
Dividends receivable		2,949
Interest receivable		1,552
Redemption fees receivable		2
Receivable from investment adviser for expense reductions		3,122
Total assets		14,471,555
Liabilities
Payable for investments purchased	$ 1,116,028
Payable for fund shares redeemed	901
Other payables and accrued expenses	5,982
Total liabilities		1,122,911
Net Assets		$ 13,348,644
Net Assets consist of:
Paid in capital		$ 12,589,363
Accumulated net investment (loss)		(16,801)
Accumulated undistributed net realized gain (loss) on investments		(340,027)
Net unrealized appreciation (depreciation) on investments		1,116,109
Net Assets, for 1,114,577 shares outstanding		$ 13,348,644
Net Asset Value, offering price and redemption price per share ($13,348,644 ÷ 1,114,577 shares)		$11.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2001 (Unaudited)
Investment Income Dividends		$ 6,549
Interest		20,059
Total income		26,608
Expenses
Management fee Basic fee	$ 35,150
Performance adjustment	619
Transfer agent fees	15,404
Accounting fees and expenses	30,270
Non-interested trustees' compensation	15
Custodian fees and expenses	24,279
Registration fees	18,425
Audit	12,045
Legal	16
Miscellaneous	16
Total expenses before reductions	136,239
Expense reductions	(92,830)	43,409
Net investment income (loss)		(16,801)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(172,522)
Change in net unrealized appreciation (depreciation) on investment securities		551,921
Net gain (loss)		379,399
Net increase (decrease) in net assets resulting from operations		$ 362,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2001 (Unaudited)	September 26, 2000 (commencement of operations) to April 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (16,801)	$ (2,325)
Net realized gain (loss)	(172,522)	(128,803)
Change in net unrealized appreciation (depreciation)	551,921	564,188
Net increase (decrease) in net assets resulting from operations	362,598	433,060
Distributions to shareholders from net realized gains	(36,378)	-
Share transactions Net proceeds from sales of shares	9,575,375	5,666,993
Reinvestment of distributions	36,378	-
Cost of shares redeemed	(2,312,712)	(395,771)
Net increase (decrease) in net assets resulting from share transactions	7,299,041	5,271,222
Redemption fees	14,939	4,162
Total increase (decrease) in net assets	7,640,200	5,708,444
Net Assets
Beginning of period	5,708,444	-
End of period (including accumulated net investment loss of $16,801 and $0, respectively)	$ 13,348,644	$ 5,708,444
Other Information Shares
Sold	830,190	537,891
Issued in reinvestment of distributions	3,006	-
Redeemed	(218,844)	(37,666)
Net increase (decrease)	614,352	500,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2001	Period ended April 30,
	(Unaudited)	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)
Net realized and unrealized gain (loss)	.63	1.40
Total from investment operations	.61	1.39
Less Distributions
From net realized gain	(.06)	-
Redemption fees added to paid in capital	.02	.02
Net asset value, end of period	$ 11.98	$ 11.41
Total Return B, C	5.52%	14.10%
Ratios to Average Net Assets F
Expenses before expense reductions	2.83% A	7.54% A
Expenses net of voluntary waivers, if any	1.05% A	1.05% A
Expenses net of all reductions	.90% A	.93% A
Net investment income (loss)	(.35)% A	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,349	$ 5,708
Portfolio turnover rate	543% A	820% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 26, 2000 (commencement of operations) to April 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Retirement Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. The fund's performance adjustment took effect in September, 2001. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment was .74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .32% of average net assets.

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $20,022 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded 1.05% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the fund's expenses by $85,624.

Certain security trades were directed to brokers who paid $7,206 of the fund's expenses.

7. Other Information.

At the end of the period, FMR or its affiliates held more than 10% of the total outstanding shares of the fund, totalling 19%.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-SANN-1201 149864
1.749363.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com